Schedule of Investments (unaudited) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.3%

Aerospace & Defense — 1.4%
AAR Corp.	1,394	$47,075
Aerojet Rocketdyne Holdings, Inc.(a)	3,059	103,578
Aerovironment, Inc.(a)	897	61,498
Astronics Corp.(a)	949	31,640
Axon Enterprise, Inc.(a)	2,424	153,924
Cubic Corp.	1,301	73,871
Curtiss-Wright Corp.	1,868	212,840
Ducommun, Inc.(a)	435	17,652
HEICO Corp.	1,650	174,124
HEICO Corp., Class A	3,250	290,647
Hexcel Corp.	3,635	257,031
Huntington Ingalls Industries, Inc.	1,812	403,315
KEYW Holding Corp.(a)	2,110	23,927
Kratos Defense & Security Solutions, Inc.(a)	3,820	60,662
Maxar Technologies, Inc.(a)	2,398	11,822
Moog, Inc., Class A	1,387	129,879
National Presto Industries, Inc.	215	22,898
Spirit AeroSystems Holdings, Inc., Class A	4,527	393,396
Teledyne Technologies, Inc.(a)	1,510	375,250
Triumph Group, Inc.	2,087	49,525
Vectrus, Inc.(a)	423	17,153

		2,911,707

Air Freight & Logistics — 0.1%
Air Transport Services Group, Inc.(a)	2,498	58,778
Atlas Air Worldwide Holdings, Inc.(a)	1,011	48,821
Echo Global Logistics, Inc.(a)	1,259	28,881
Forward Air Corp.	1,236	78,264
Hub Group, Inc., Class A(a)	1,381	57,408
Park-Ohio Holdings Corp.	318	11,648
Radiant Logistics, Inc.(a)	1,614	10,556

		294,356

Airlines — 0.5%
Alaska Air Group, Inc.	5,100	315,690
Allegiant Travel Co.	548	80,490
Copa Holdings SA, Class A	1,329	110,653
Hawaiian Holdings, Inc.	2,126	59,974
JetBlue Airways Corp.(a)	13,123	243,432
Mesa Air Group, Inc.(a)	653	5,968
SkyWest, Inc.	2,167	133,466
Spirit Airlines, Inc.(a)	2,903	157,865

		1,107,538

Auto Components — 0.7%
Adient PLC	3,979	91,915
American Axle & Manufacturing Holdings, Inc.(a)	4,649	68,573
Cooper Tire & Rubber Co.	2,148	64,139
Cooper-Standard Holdings, Inc.(a)	745	37,749
Dana, Inc.	6,232	121,524

Security	Shares	Value

Auto Components (continued)
Dorman Products, Inc.(a)	1,115	$97,752
Fox Factory Holding Corp.(a)(b)	1,526	118,418
Gentex Corp.	11,301	260,262
Gentherm, Inc.(a)	1,476	62,523
Goodyear Tire & Rubber Co.	9,925	190,659
LCI Industries	1,036	91,013
Modine Manufacturing Co.(a)	2,171	32,109
Motorcar Parts of America, Inc.(a)	831	17,169
Shiloh Industries, Inc.(a)	621	3,552
Spartan Motors, Inc.	1,438	13,373
Standard Motor Products, Inc.	909	45,423
Stoneridge, Inc.(a)	1,194	37,527
Superior Industries International, Inc.	896	4,435
Tenneco, Inc., Class A	2,140	46,909
Tower International, Inc.	867	20,236
Visteon Corp.(a)	1,233	81,403

		1,506,663

Automobiles — 0.2%
Harley-Davidson, Inc.	6,886	256,366
Thor Industries, Inc.	2,168	142,806
Winnebago Industries, Inc.	1,319	46,653

		445,825

Banks — 6.7%
1st Constitution Bancorp	295	5,540
1st Source Corp.	706	33,062
ACNB Corp.	265	10,036
Allegiance Bancshares, Inc.(a)	633	21,883
Amalgamated Bank, Class A	411	6,966
American National Bankshares, Inc.	305	11,535
Ameris Bancorp	1,829	66,685
Ames National Corp.	361	10,198
Arrow Financial Corp.	600	20,190
Associated Banc-Corp	6,953	157,764
Atlantic Capital Bancshares, Inc.(a)	1,141	19,899
Auburn National BanCorp., Inc.	63	2,254
BancFirst Corp.	799	45,064
Banco Latinoamericano de Comercio Exterior SA	1,378	29,806
Bancorp, Inc.(a)(b)	2,313	23,616
BancorpSouth Bank	4,082	124,419
Bank of Commerce Holdings	568	6,146
Bank of Hawaii Corp.	1,742	143,506
Bank of Marin Bancorp	612	25,918
Bank of NT Butterfield & Son Ltd.	2,292	91,726
Bank of Princeton	238	7,164
Bank OZK	5,131	167,527
BankFinancial Corp.	456	6,845
BankUnited, Inc.	4,240	155,099
Bankwell Financial Group, Inc.	276	8,415
Banner Corp.	1,375	72,902
Bar Harbor Bankshares	540	14,191
Baycom Corp.(a)	366	8,436

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
BCB Bancorp, Inc.	530	$7,007
BOK Financial Corp.	1,380	120,253
Boston Private Financial Holdings, Inc.	2,027	23,209
Bridge Bancorp, Inc.	820	25,412
Bryn Mawr Bank Corp.	902	34,357
Business First Bancshares, Inc.	536	13,641
Byline Bancorp, Inc.(a)	851	17,037
C&F Financial Corp.	107	5,190
Cadence BanCorp	5,195	118,186
Cambridge Bancorp	167	14,003
Camden National Corp.	708	31,138
Capital Bancorp, Inc.(a)	416	4,730
Capital City Bank Group, Inc.	388	8,901
Capstar Financial Holdings, Inc.	265	4,105
Carolina Financial Corp.	920	33,203
Cathay General Bancorp	3,124	114,932
CB Financial Services, Inc.	199	4,724
CBTX, Inc.	824	26,121
CenterState Bank Corp.	5,180	127,842
Central Pacific Financial Corp.	639	19,176
Central Valley Community Bancorp	462	9,453
Century Bancorp, Inc., Class A	126	11,550
Chemical Financial Corp.	3,021	132,713
Chemung Financial Corp.	141	6,681
CIT Group, Inc.	4,361	232,310
Citizens & Northern Corp.	485	13,750
City Holding Co.	633	50,248
Civista Bancshares, Inc.	522	11,484
CNB Financial Corp.	720	20,506
Coastal Financial Corp.(a)	207	3,302
Codorus Valley Bancorp, Inc.	321	6,792
Columbia Banking System, Inc.	3,083	115,736
Commerce Bancshares, Inc.	4,251	256,888
Community Bank System, Inc.	2,117	140,696
Community Bankers Trust Corp.	714	5,626
Community Financial Corp.	82	2,511
Community Trust Bancorp, Inc.	722	30,504
ConnectOne Bancorp, Inc.	1,382	30,169
County Bancorp, Inc.	203	3,640
Cullen/Frost Bankers, Inc.	2,439	248,022
Customers Bancorp, Inc.(a)	1,306	29,581
CVB Financial Corp.	4,966	107,762
Eagle Bancorp, Inc.(a)	1,374	75,927
East West Bancorp, Inc.	6,111	314,594
Enterprise Bancorp, Inc.	459	14,564
Enterprise Financial Services Corp.	997	42,412
Equity Bancshares, Inc., Class A(a)	623	16,360
Esquire Financial Holdings, Inc.(a)	247	6,210
Evans Bancorp, Inc.	275	10,103
Farmers & Merchants Bancorp, Inc./Archbold	379	12,029
Farmers National Banc Corp.	1,315	18,923
FB Financial Corp.	743	27,298

Security	Shares	Value

Banks (continued)
Fidelity D&D Bancorp, Inc.	99	$5,940
Fidelity Southern Corp.	888	25,850
Financial Institutions, Inc.	742	20,405
First Bancorp, Inc.	402	10,778
First BanCorp, Puerto Rico	9,012	101,836
First Bancorp/Southern Pines NC	1,254	47,539
First Bancshares, Inc.	675	20,844
First Bank/Hamilton	604	6,892
First Busey Corp.	1,924	49,716
First Business Financial Services, Inc.	252	5,804
First Choice Bancorp	364	7,739
First Citizens BancShares, Inc., Class A	332	148,819
First Commonwealth Financial Corp.	4,209	57,284
First Community Bancshares, Inc.	596	20,717
First Community Corp.	283	5,318
First Financial Bancorp	4,026	101,053
First Financial Bankshares, Inc.	2,740	168,565
First Financial Corp.	385	15,850
First Financial Northwest, Inc.	318	5,320
First Foundation, Inc.	1,690	24,015
First Guaranty Bancshares, Inc.	179	3,840
First Hawaiian, Inc.	5,680	157,052
First Horizon National Corp.	13,748	207,457
First Internet Bancorp	341	7,464
First Interstate Bancsystem, Inc., Class A	1,463	61,826
First Merchants Corp.	2,092	76,714
First Mid Bancshares, Inc.	609	21,004
First Midwest Bancorp, Inc.	4,319	92,729
First Northwest Bancorp	358	5,828
First of Long Island Corp.	1,152	26,807
First Savings Financial Group, Inc.	124	7,204
First United Corp.	422	7,984
FNB Corp.	14,052	170,451
Franklin Financial Network, Inc.(b)	611	16,894
Fulton Financial Corp.	7,280	125,580
German American Bancorp, Inc.	988	29,492
Glacier Bancorp, Inc.	3,573	152,174
Great Southern Bancorp, Inc.	523	30,308
Great Western Bancorp, Inc.	2,497	87,819
Guaranty Bancshares, Inc.	273	7,663
Hancock Whitney Corp.	3,638	159,126
Hanmi Financial Corp.	814	19,308
HarborOne Bancorp, Inc.(a)	578	10,820
Heartland Financial USA, Inc.	1,287	57,786
Heritage Commerce Corp.	1,792	22,436
Heritage Financial Corp.	1,541	46,646
Home BancShares, Inc.	6,789	130,281
HomeTrust Bancshares, Inc.	785	19,908
Hope Bancorp, Inc.	5,250	73,815
Horizon Bancorp	1,711	27,838
Howard Bancorp, Inc.(a)(b)	487	7,320
Iberiabank Corp.	2,324	184,758

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Independent Bank Corp.	2,450	$134,342
Independent Bank Group, Inc.	1,435	81,795
International Bancshares Corp.	2,315	96,003
Investar Holding Corp.	370	8,614
Investors Bancorp, Inc.	10,280	120,790
Lakeland Bancorp, Inc.	2,207	36,548
Lakeland Financial Corp.	1,138	54,339
LCNB Corp.	320	5,440
LegacyTexas Financial Group, Inc.	2,052	82,244
Level One Bancorp, Inc.	199	4,929
Live Oak Bancshares, Inc.	1,077	18,815
Macatawa Bank Corp.	1,007	10,392
MBT Financial Corp.	730	7,329
Mercantile Bank Corp.	799	27,006
Metropolitan Bank Holding Corp.(a)(b)	231	9,219
Mid Penn Bancorp, Inc.	113	2,755
Middlefield Banc Corp.	103	4,177
Midland States Bancorp, Inc.	674	18,077
MidSouth Bancorp, Inc.(b)	610	7,241
MidWestOne Financial Group, Inc.	396	11,159
MutualFirst Financial, Inc.	250	7,472
MVB Financial Corp.	323	5,359
National Bank Holdings Corp., Class A	1,272	48,641
National Bankshares, Inc.	253	10,699
NBT Bancorp, Inc.	1,797	68,322
Nicolet Bankshares, Inc.(a)	400	24,420
Northeast Bancorp	166	3,639
Northrim BanCorp, Inc.	233	8,269
Norwood Financial Corp.	201	6,468
Oak Valley Bancorp	300	5,751
OFG Bancorp	1,826	36,849
Ohio Valley Banc Corp.	145	5,449
Old Line Bancshares, Inc.	745	18,625
Old National Bancorp	6,371	108,817
Old Second Bancorp, Inc.	1,427	18,908
Opus Bank	931	20,361
Origin Bancorp, Inc.	800	27,872
Orrstown Financial Services, Inc.	280	5,807
Pacific City Financial Corp.	472	8,647
Pacific Mercantile Bancorp(a)	381	2,983
Pacific Premier Bancorp, Inc.	1,949	56,657
PacWest Bancorp	5,166	204,315
Park National Corp.	604	58,999
Parke Bancorp, Inc.	261	5,972
Peapack Gladstone Financial Corp.	843	24,388
Penns Woods Bancorp, Inc.	167	7,291
People’s United Financial, Inc.	16,428	284,040
People’s Utah Bancorp	705	20,057
Peoples Bancorp of North Carolina, Inc.	176	4,923
Peoples Bancorp, Inc.	794	25,948
Peoples Financial Services Corp.	321	13,963
Pinnacle Financial Partners, Inc.	3,138	182,224
Popular, Inc.	4,235	244,402
Preferred Bank	596	29,317

Security	Shares	Value

Banks (continued)
Premier Financial Bancorp, Inc.	472	$7,826
Prosperity Bancshares, Inc.	2,824	207,959
QCR Holdings, Inc.	617	21,108
RBB Bancorp	476	9,215
Reliant Bancorp Inc.	453	10,374
Renasant Corp.	2,079	75,385
Republic Bancorp, Inc., Class A	326	15,407
Republic First Bancorp, Inc.(a)	2,365	12,109
S&T Bancorp, Inc.	1,451	58,156
Sandy Spring Bancorp, Inc.	1,483	51,742
SB One Bancorp	284	6,745
Seacoast Banking Corp. of Florida(a)	1,938	54,962
Select Bancorp, Inc.(a)	445	5,465
ServisFirst Bancshares, Inc.	2,042	69,305
Shore Bancshares, Inc.	440	6,965
Sierra Bancorp	715	18,919
Signature Bank	2,230	294,516
Simmons First National Corp., Class A	3,816	96,888
SmartFinancial, Inc.(a)	390	8,108
South State Corp.	1,533	115,987
Southern First Bancshares, Inc.(a)	286	10,528
Southern National Bancorp of Virginia, Inc.	695	10,369
Southside Bancshares, Inc.	1,395	49,006
Spirit of Texas Bancshares, Inc.(a)	449	10,089
Sterling Bancorp	9,238	197,878
Stock Yards Bancorp, Inc.	927	31,842
Summit Financial Group, Inc.	447	11,644
Synovus Financial Corp.	6,805	250,832
TCF Financial Corp.	6,983	154,534
Texas Capital Bancshares, Inc.(a)(b)	2,145	138,846
Tompkins Financial Corp.	635	51,225
TowneBank	2,923	76,232
Trico Bancshares	1,129	45,058
TriState Capital Holdings, Inc.(a)	1,112	25,865
Triumph Bancorp, Inc.(a)	1,033	32,033
Trustmark Corp.	2,842	102,198
UMB Financial Corp.	1,948	136,087
Umpqua Holdings Corp.	9,457	164,174
Union Bankshares Corp.	3,243	118,369
Union Bankshares, Inc.	170	6,717
United Bankshares, Inc.	4,296	168,575
United Community Banks, Inc.	2,262	63,517
United Security Bancshares	461	4,841
Unity Bancorp, Inc.	279	6,026
Univest Financial Corp.	1,316	33,190
Valley National Bancorp	13,410	140,537
Veritex Holdings, Inc.	1,741	46,154
Washington Trust Bancorp, Inc.	680	35,231
Webster Financial Corp.	3,875	205,879
WesBanco, Inc.	2,235	90,115
West BanCorp., Inc.	807	16,923
Westamerica BanCorp	1,086	69,743
Western Alliance Bancorp(a)	4,094	195,611

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Wintrust Financial Corp.	2,319	$176,708
Zions Bancorp. NA	7,957	392,519

		13,728,223

Beverages — 0.1%
Boston Beer Co., Inc., Class A(a)(b)	350	108,503
Castle Brands, Inc.(a)(b)	1,688	1,080
Celsius Holdings, Inc.(a)(b)	659	2,728
Coca-Cola Consolidated, Inc.	200	65,006
Craft Brew Alliance, Inc.(a)(b)	449	6,335
MGP Ingredients, Inc.(b)	563	49,471
National Beverage Corp.	497	27,832
Primo Water Corp.(a)	1,481	23,326

		284,281

Biotechnology — 4.5%
Abeona Therapeutics, Inc.(a)	1,343	10,341
ACADIA Pharmaceuticals, Inc.(a)	4,782	115,007
Acceleron Pharma, Inc.(a)	1,828	74,454
Achillion Pharmaceuticals, Inc.(a)(b)	5,738	16,984
Acorda Therapeutics, Inc.(a)	1,880	19,646
Adamas Pharmaceuticals, Inc.(a)	757	4,784
ADMA Biologics, Inc.(a)(b)	630	2,917
Aduro Biotech, Inc.(a)	2,704	11,059
Adverum Biotechnologies, Inc.(a)	2,387	15,396
Aeglea BioTherapeutics, Inc.(a)	700	4,795
Agenus, Inc.(a)	3,927	10,092
AgeX Therapeutics, Inc.(a)(b)	346	1,578
Agios Pharmaceuticals, Inc.(a)(b)	2,165	121,067
Aimmune Therapeutics, Inc.(a)(b)	1,891	38,085
Akebia Therapeutics, Inc.(a)	3,864	23,339
Albireo Pharma, Inc.(a)	386	13,286
Alder Biopharmaceuticals, Inc.(a)(b)	2,549	34,641
Aldeyra Therapeutics, Inc.(a)	927	7,666
Alector, Inc.(a)	199	3,952
Alkermes PLC(a)	6,579	199,475
Allakos, Inc.(a)(b)	591	23,173
Allena Pharmaceuticals, Inc.(a)	301	1,857
Allogene Therapeutics, Inc.(a)(b)	977	29,261
Alnylam Pharmaceuticals, Inc.(a)	4,014	358,611
AMAG Pharmaceuticals, Inc.(a)	1,473	16,439
Amicus Therapeutics, Inc.(a)	8,159	108,841
AnaptysBio, Inc.(a)	895	65,084
Apellis Pharmaceuticals, Inc.(a)	1,542	30,547
Aptinyx, Inc.(a)(b)	726	2,795
Arbutus Biopharma Corp.(a)	1,464	3,938
Arcus Biosciences, Inc.(a)	1,461	14,201
Ardelyx, Inc.(a)	1,414	4,808
Arena Pharmaceuticals, Inc.(a)(b)	2,126	97,264
ArQule, Inc.(a)	4,653	27,778
Array BioPharma, Inc.(a)(b)	8,907	201,387
Arrowhead Pharmaceuticals, Inc.(a)	3,952	71,057
Atara Biotherapeutics, Inc.(a)	1,792	60,211

Security	Shares	Value

Biotechnology (continued)
Athenex, Inc.(a)	2,054	$20,294
Athersys, Inc.(a)	4,717	7,311
Audentes Therapeutics, Inc.(a)	1,582	59,784
AVEO Pharmaceuticals, Inc.(a)	3,576	3,300
Avid Bioservices, Inc.(a)	2,223	10,648
Avrobio, Inc.(a)(b)	509	9,574
Bellicum Pharmaceuticals, Inc.(a)(b)	1,613	4,920
BioCryst Pharmaceuticals, Inc.(a)	4,869	36,177
Biohaven Pharmaceutical Holding Co. Ltd.(a)	1,311	78,463
Biospecifics Technologies Corp.(a)	203	13,601
BioTime, Inc.(a)(b)	4,804	5,957
Bluebird Bio, Inc.(a)	2,313	328,053
Blueprint Medicines Corp.(a)	1,767	133,603
Calithera Biosciences, Inc.(a)	1,373	8,458
Calyxt, Inc.(a)	161	2,568
Cara Therapeutics, Inc.(a)(b)	1,451	27,685
CareDx, Inc.(a)	1,485	40,407
CASI Pharmaceuticals, Inc.(a)(b)	2,011	6,556
Catalyst Biosciences, Inc.(a)(b)	528	4,604
Catalyst Pharmaceuticals, Inc.(a)	3,741	21,473
Celcuity, Inc.(a)(b)	238	5,355
Cellular Biomedicine Group, Inc.(a)(b)	483	8,346
ChemoCentryx, Inc.(a)	832	11,041
Chimerix, Inc.(a)	1,809	4,884
Clovis Oncology, Inc.(a)	2,066	37,746
Cohbar, Inc.(a)	560	1,372
Coherus Biosciences, Inc.(a)	2,171	34,562
Concert Pharmaceuticals, Inc.(a)	928	9,540
Constellation Pharmaceuticals, Inc.(a)(b)	612	8,048
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	2,463	17,586
Corvus Pharmaceuticals, Inc.(a)(b)	374	1,582
Crinetics Pharmaceuticals, Inc.(a)(b)	367	9,524
CTI BioPharma Corp.(a)(b)	1,309	1,283
Cue Biopharma, Inc.(a)	732	6,215
Cyclerion Therapeutics, Inc.(a)	608	9,260
Cytokinetics, Inc.(a)	1,898	16,740
CytomX Therapeutics, Inc.(a)	2,001	19,030
Deciphera Pharmaceuticals, Inc.(a)	365	8,395
Denali Therapeutics, Inc.(a)	1,987	48,622
Dicerna Pharmaceuticals, Inc.(a)(b)	2,246	29,108
Dynavax Technologies Corp.(a)(b)	2,787	18,534
Eagle Pharmaceuticals, Inc.(a)(b)	479	24,625
Editas Medicine, Inc.(a)	1,988	49,203
Eidos Therapeutics, Inc.(a)(b)	664	17,403
Emergent Biosolutions, Inc.(a)	1,904	98,399
Enanta Pharmaceuticals, Inc.(a)	718	62,602
Epizyme, Inc.(a)	2,515	31,211
Equillium, Inc.(a)	257	1,604
Esperion Therapeutics, Inc.(a)	985	42,454
Evelo Biosciences, Inc.(a)(b)	541	4,536

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Exact Sciences Corp.(a)	5,088	$502,135
Exelixis, Inc.(a)	12,556	246,851
Fate Therapeutics, Inc.(a)	2,597	43,630
Fennec Pharmaceuticals, Inc.(a)	285	1,268
FibroGen, Inc.(a)	3,210	150,003
Five Prime Therapeutics, Inc.(a)	1,464	16,221
Flexion Therapeutics, Inc.(a)(b)	1,573	16,674
Fortress Biotech, Inc.(a)(b)	1,777	2,825
Forty Seven, Inc.(a)	566	10,748
G1 Therapeutics, Inc.(a)(b)	962	20,587
Genomic Health, Inc.(a)	905	58,219
Geron Corp.(a)(b)	7,252	13,199
Global Blood Therapeutics, Inc.(a)	2,260	125,204
GlycoMimetics, Inc.(a)(b)	1,611	19,606
Gossamer Bio, Inc.(a)	439	7,445
Gritstone Oncology, Inc.(a)	344	3,615
GTx, Inc.(a)(b)	165	180
Halozyme Therapeutics, Inc.(a)	5,412	87,296
Heron Therapeutics, Inc.(a)	2,937	63,674
Homology Medicines, Inc.(a)	752	16,183
Idera Pharmaceuticals, Inc.(a)(b)	788	2,372
Immunic, Inc.(a)	19	264
ImmunoGen, Inc.(a)	6,237	14,906
Immunomedics, Inc.(a)	6,390	102,368
Innoviva, Inc.(a)	2,998	42,062
Inovio Pharmaceuticals, Inc.(a)(b)	3,589	13,495
Insmed, Inc.(a)	3,251	98,960
Insys Therapeutics, Inc.(a)(b)	1,126	4,842
Intellia Therapeutics, Inc.(a)(b)	1,485	22,839
Intercept Pharmaceuticals, Inc.(a)	936	80,664
Intrexon Corp.(a)(b)	3,191	13,817
Invitae Corp.(a)	2,990	70,624
Ionis Pharmaceuticals, Inc.(a)	5,316	395,138
Iovance Biotherapeutics, Inc.(a)(b)	4,512	51,437
Ironwood Pharmaceuticals, Inc.(a)	6,080	72,291
Jounce Therapeutics, Inc.(a)	663	3,766
Kadmon Holdings, Inc.(a)	3,717	8,735
Karyopharm Therapeutics, Inc.(a)	2,198	10,265
Kezar Life Sciences, Inc.(a)	509	9,605
Kindred Biosciences, Inc.(a)	1,379	12,259
Kiniksa Pharmaceuticals Ltd., Class A(a)	489	7,301
Kodiak Sciences, Inc.(a)	360	2,671
Kura Oncology, Inc.(a)	1,201	18,183
La Jolla Pharmaceutical Co.(a)	1,070	8,614
Lexicon Pharmaceuticals, Inc.(a)	1,794	10,405
Ligand Pharmaceuticals, Inc.(a)(b)	889	111,881
LogicBio Therapeutics, Inc.(a)	379	5,158
MacroGenics, Inc.(a)	1,657	27,788
Madrigal Pharmaceuticals, Inc.(a)	296	31,400
Magenta Therapeutics, Inc.(a)(b)	586	8,444
MannKind Corp.(a)	6,719	10,347
MediciNova, Inc.(a)(b)	1,898	21,258
MeiraGTx Holdings PLC(a)	488	9,531

Security	Shares	Value

Biotechnology (continued)
Mersana Therapeutics, Inc.(a)	267	$1,314
Minerva Neurosciences, Inc.(a)	1,321	9,736
Miragen Therapeutics, Inc.(a)(b)	670	1,963
Mirati Therapeutics, Inc.(a)(b)	903	53,719
Moderna, Inc.(a)(b)	1,041	27,097
Molecular Templates, Inc.(a)	430	3,161
Momenta Pharmaceuticals, Inc.(a)	4,098	57,331
Mustang Bio, Inc.(a)	445	1,847
Myriad Genetics, Inc.(a)	2,918	91,859
NantKwest, Inc.(a)(b)	311	348
Natera, Inc.(a)	1,449	27,690
Neon Therapeutics, Inc.(a)	541	3,333
Neurocrine Biosciences, Inc.(a)	3,812	275,379
NewLink Genetics Corp.(a)	478	817
Novavax, Inc.(a)(b)	16,633	8,837
Nymox Pharmaceutical Corp.(a)(b)	1,434	2,624
OPKO Health, Inc.(a)(b)	13,809	33,004
Organovo Holdings, Inc.(a)	4,383	4,383
Ovid therapeutics, Inc.(a)	372	759
Palatin Technologies, Inc.(a)(b)	7,582	9,402
PDL BioPharma, Inc.(a)	6,509	21,284
Pfenex, Inc.(a)	1,114	6,450
Pieris Pharmaceuticals, Inc.(a)	2,095	6,264
PolarityTE, Inc.(a)	391	3,535
Portola Pharmaceuticals, Inc.(a)(b)	2,802	98,911
Principia Biopharma, Inc.(a)	206	6,161
Progenics Pharmaceuticals, Inc.(a)(b)	2,993	15,384
Proteostasis Therapeutics, Inc.(a)(b)	1,398	1,538
Prothena Corp. PLC(a)	1,750	18,200
PTC Therapeutics, Inc.(a)	2,162	80,902
Puma Biotechnology, Inc.(a)	1,255	40,311
Ra Pharmaceuticals, Inc.(a)(b)	780	17,316
Radius Health, Inc.(a)	1,820	40,076
Recro Pharma, Inc.(a)	756	6,600
REGENXBIO, Inc.(a)	1,344	67,738
Repligen Corp.(a)	1,662	111,986
Replimune Group, Inc.(a)	456	7,647
Retrophin, Inc.(a)	1,820	34,726
Rhythm Pharmaceuticals, Inc.(a)	704	17,797
Rigel Pharmaceuticals, Inc.(a)	7,817	17,432
Rocket Pharmaceuticals, Inc.(a)	1,043	19,358
Rubius Therapeutics, Inc.(a)(b)	1,414	24,731
Sage Therapeutics, Inc.(a)(b)	2,067	347,731
Sangamo Therapeutics, Inc.(a)	4,340	50,735
Sarepta Therapeutics, Inc.(a)(b)	2,843	332,460
Savara, Inc.(a)	1,141	12,186
Scholar Rock Holding Corp.(a)	610	12,981
Seattle Genetics, Inc.(a)	4,639	314,431
Selecta Biosciences, Inc.(a)(b)	1,425	3,064
Seres Therapeutics, Inc.(a)	776	5,075
Solid Biosciences, Inc.(a)	611	5,548
Sorrento Therapeutics, Inc.(a)(b)	5,419	19,779
Spark Therapeutics, Inc.(a)	1,334	142,324
Spectrum Pharmaceuticals, Inc.(a)(b)	4,319	40,469

5

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Spero Therapeutics, Inc.(a)	348	$3,891
Spring Bank Pharmaceuticals, Inc.(a)	549	4,068
Stemline Therapeutics, Inc.(a)	1,551	23,265
Surface Oncology, Inc.(a)	197	922
Sutro Biopharma, Inc.(a)	303	3,022
Syndax Pharmaceuticals, Inc.(a)	674	4,819
Synlogic, Inc.(a)	699	5,997
Synthorx, Inc.(a)	282	4,315
Syros Pharmaceuticals, Inc.(a)	1,014	7,331
T2 Biosystems, Inc.(a)(b)	1,111	2,855
Tetraphase Pharmaceuticals, Inc.(a)(b)	2,247	2,382
TG Therapeutics, Inc.(a)(b)	2,635	20,948
Tocagen, Inc.(a)(b)	867	8,566
Translate Bio, Inc.(a)(b)	1,211	11,747
Twist Bioscience Corp.(a)(b)	291	6,885
Tyme Technologies, Inc.(a)(b)	4,989	7,533
Ultragenyx Pharmaceutical, Inc.(a)	2,216	146,256
United Therapeutics Corp.(a)	1,839	188,626
UNITY Biotechnology, Inc.(a)	1,208	9,942
Unum Therapeutics, Inc.(a)	860	2,786
Vanda Pharmaceuticals, Inc.(a)(b)	2,245	36,571
Verastem, Inc.(a)(b)	2,783	5,928
Vericel Corp.(a)	1,928	32,757
Viking Therapeutics, Inc.(a)(b)	2,561	20,053
Voyager Therapeutics, Inc.(a)	891	18,800
X4 Pharmaceuticals, Inc.(a)	17	347
Xencor, Inc.(a)	1,985	60,959
XOMA Corp.(a)(b)	163	1,933
Y-mAbs Therapeutics, Inc.(a)(b)	277	6,377
Zafgen, Inc.(a)	1,072	2,744
ZIOPHARM Oncology, Inc.(a)(b)	5,961	26,348

		9,262,021

Building Products — 1.5%
AAON, Inc.	1,748	87,767
Advanced Drainage Systems, Inc.	1,545	43,337
Allegion PLC	4,049	401,782
Ameresco, Inc., Class A(a)	816	12,289
American Woodmark Corp.(a)	603	54,228
AO Smith Corp.	6,003	315,578
Apogee Enterprises, Inc.	1,177	47,433
Armstrong Flooring, Inc.(a)	926	13,418
Armstrong World Industries, Inc.	1,860	161,206
Builders FirstSource, Inc.(a)	4,793	66,048
Caesarstone Ltd.	1,021	15,448
Continental Building Products, Inc.(a)	1,590	40,783
CSW Industrials, Inc.(a)	694	41,605
Fortune Brands Home & Security, Inc.	5,965	314,833
Gibraltar Industries, Inc.(a)	1,353	53,673
Griffon Corp.	1,514	29,705
Insteel Industries, Inc.	770	16,124
JELD-WEN Holding, Inc.(a)	2,932	57,907
Lennox International, Inc.	1,534	416,404

Security	Shares	Value

Building Products (continued)
Masonite International Corp.(a)	1,153	$59,368
NCI Building Systems, Inc.(a)	1,901	10,874
Owens Corning	4,609	236,303
Patrick Industries, Inc.(a)(b)	1,002	49,970
PGT Innovations, Inc.(a)	2,432	35,653
Quanex Building Products Corp.	1,569	26,234
Simpson Manufacturing Co., Inc.	1,728	110,039
Trex Co., Inc.(a)	2,498	173,036
Universal Forest Products, Inc.	2,503	92,486

		2,983,531

Capital Markets — 1.3%
Arlington Asset Investment Corp., Class A	1,042	8,180
Artisan Partners Asset Management, Inc., Class A	2,079	58,919
Ashford, Inc.(a)	12	665
Associated Capital Group, Inc., Class A	121	4,999
B. Riley Financial, Inc.	989	17,931
BGC Partners, Inc., Class A	11,580	62,532
Blucora, Inc.(a)	2,013	70,455
BrightSphere Investment Group PLC	3,514	51,515
Cohen & Steers, Inc.	985	49,398
Cowen, Inc., Class A(a)	1,016	17,018
Diamond Hill Investment Group, Inc.	153	22,105
Donnelley Financial Solutions, Inc.(a)	1,568	24,006
Eaton Vance Corp.	4,858	201,947
Evercore, Inc., Class A	1,715	167,092
Federated Investors, Inc., Class B	4,087	125,594
Focus Financial Partners, Inc., Class A(a)	1,106	41,475
Gain Capital Holdings, Inc.(b)	1,033	5,444
GAMCO Investors, Inc., Class A	181	3,924
Greenhill & Co., Inc.	761	15,760
Hamilton Lane, Inc., Class A	699	34,153
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,466	65,571
HFF, Inc., Class A	1,588	75,573
Houlihan Lokey, Inc.	1,459	71,958
INTL. FCStone, Inc.(a)	586	23,768
Ladenburg Thalmann Financial Services, Inc.	4,373	16,049
Lazard Ltd., Class A	4,917	191,173
Legg Mason, Inc.	3,590	120,085
LPL Financial Holdings, Inc.	3,615	267,835
Marcus & Millichap, Inc.(a)	764	32,928
Moelis & Co., Class A	1,908	78,133
Oppenheimer Holdings, Inc., Class A	384	10,080
Piper Jaffray Cos.	626	50,456
PJT Partners, Inc., Class A(b)	881	37,989
Pzena Investment Management, Inc., Class A	654	6,507
Safeguard Scientifics, Inc.(a)(b)	486	5,560

6

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
SEI Investments Co.	5,543	$301,816
Siebert Financial Corp.(a)	256	2,680
Silvercrest Asset Management Group, Inc., Class A	334	4,856
Stifel Financial Corp.	2,985	178,115
Virtu Financial, Inc., Class A	1,731	42,548
Virtus Investment Partners, Inc.	314	38,500
Waddell & Reed Financial, Inc., Class A	3,218	60,273
Westwood Holdings Group, Inc.	313	9,794
WisdomTree Investments, Inc.	5,164	37,181

		2,712,540

Chemicals — 2.4%
A. Schulman, Inc.(c)	710	307
Advanced Emissions Solutions, Inc.	699	7,899
AdvanSix, Inc.(a)	1,297	39,208
AgroFresh Solutions, Inc.(a)(b)	1,326	4,230
American Vanguard Corp.	1,380	21,721
Ashland Global Holdings, Inc.	2,642	212,760
Axalta Coating Systems Ltd.(a)	8,927	240,850
Balchem Corp.	1,360	138,054
Cabot Corp.	2,522	114,448
CF Industries Holdings, Inc.	9,810	439,292
Chase Corp.	311	29,131
Chemours Co.	7,286	262,369
Codexis, Inc.(a)(b)	2,266	44,640
Element Solutions, Inc.(a)	9,546	103,670
Ferro Corp.(a)	3,556	63,546
Flotek Industries, Inc.(a)(b)	2,387	8,522
FutureFuel Corp.	1,205	17,701
GCP Applied Technologies, Inc.(a)	3,084	88,788
Hawkins, Inc.	457	16,868
HB Fuller Co.	2,198	107,636
Huntsman Corp.	9,326	207,410
Ingevity Corp.(a)	1,780	204,718
Innophos Holdings, Inc.	874	28,134
Innospec, Inc.	1,018	86,347
Intrepid Potash, Inc.(a)	4,093	15,226
Koppers Holdings, Inc.(a)	875	23,398
Kraton Corp.(a)	1,305	42,830
Kronos Worldwide, Inc.	913	12,417
Landec Corp.(a)	929	9,764
Livent Corp.(a)	6,335	68,291
LSB Industries, Inc.(a)	806	4,715
Marrone Bio Innovations, Inc.(a)	1,725	2,777
Minerals Technologies, Inc.	1,502	94,281
NewMarket Corp.	324	135,944
Olin Corp.	7,061	153,153
OMNOVA Solutions, Inc.(a)	1,518	11,233
PolyOne Corp.	3,372	93,202
PQ Group Holdings, Inc.(a)	1,613	25,502
Quaker Chemical Corp.	536	119,968
Rayonier Advanced Materials, Inc.	2,257	33,494
RPM International, Inc.	5,521	334,849

Security	Shares	Value

Chemicals (continued)
Scotts Miracle-Gro Co.	1,702	$144,704
Sensient Technologies Corp.	1,789	125,445
Stepan Co.	853	78,937
Trecora Resources(a)(b)	840	7,854
Tredegar Corp.	1,173	21,137
Trinseo SA	1,800	80,910
Tronox Holdings PLC, Class A(a)	4,022	56,871
Valhi, Inc.	1,055	2,648
Valvoline, Inc.	8,077	149,424
Versum Materials, Inc.	4,645	242,376
WR Grace & Co.	2,835	214,269

		4,793,868

Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	2,761	104,835
ACCO Brands Corp.	4,424	40,435
ADT, Inc.	4,564	30,077
Advanced Disposal Services, Inc.(a)	3,046	98,508
BrightView Holdings, Inc.(a)	1,233	19,777
Brink’s Co.	2,115	169,052
Casella Waste Systems, Inc., Class A(a)	1,811	67,587
CECO Environmental Corp.(a)	1,268	9,840
Charah Solutions, Inc.(a)	461	3,245
Cimpress NV(a)(b)	925	83,620
Clean Harbors, Inc.(a)	2,185	166,060
Covanta Holding Corp.	4,985	90,079
Deluxe Corp.	1,972	88,188
Encore Capital Group, Inc.(a)	1,139	32,188
Ennis, Inc.	1,182	23,853
Healthcare Services Group, Inc.	3,124	105,747
Heritage-Crystal Clean, Inc.(a)	563	16,175
Herman Miller, Inc.	2,514	97,593
HNI Corp.	1,838	67,473
InnerWorkings, Inc.(a)	1,479	4,999
Interface, Inc.	2,582	41,415
KAR Auction Services, Inc.	5,763	325,494
Kimball International, Inc., Class B	1,566	24,524
Knoll, Inc.	2,018	44,073
LSC Communications, Inc.	1,228	8,584
McGrath RentCorp	1,019	63,178
Mobile Mini, Inc.	1,890	68,078
MSA Safety, Inc.	1,445	158,820
Multi-Color Corp.	604	30,140
NL Industries, Inc.(a)	244	866
Pitney Bowes, Inc.	8,040	57,164
Quad/Graphics, Inc.	1,398	17,070
Rollins, Inc.	6,227	240,798
RR Donnelley & Sons Co.	2,959	13,671
Steelcase, Inc., Class A	3,572	61,760
Stericycle, Inc.(a)	3,529	206,058
Sykes Enterprises, Inc.(a)	1,682	46,675
Team, Inc.(a)	1,293	21,852
Tetra Tech, Inc.	2,346	151,833

7

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
U.S. Ecology, Inc.	941	$57,410
UniFirst Corp.	646	102,152
Viad Corp.	891	54,627
VSE Corp.	331	10,119

		3,125,692

Communications Equipment — 0.9%
ADTRAN, Inc.	2,080	35,651
Aerohive Networks, Inc.(a)	1,343	4,539
Applied Optoelectronics, Inc.(a)(b)	780	9,766
Bel Fuse, Inc., Class B	318	7,537
CalAmp Corp.(a)	1,508	22,032
Calix, Inc.(a)	2,050	14,043
Casa Systems, Inc.(a)	1,055	10,117
Ciena Corp.(a)	6,063	232,577
Clearfield, Inc.(a)	451	6,648
CommScope Holding Co., Inc.(a)	8,041	199,256
Comtech Telecommunications Corp.	1,006	23,671
DASAN Zhone Solutions, Inc.(a)	238	2,728
Digi International, Inc.(a)	1,336	17,194
EchoStar Corp., Class A(a)(b)	2,041	81,334
Extreme Networks, Inc.(a)	5,008	40,064
Finisar Corp.(a)	5,005	120,671
Harmonic, Inc.(a)(b)	3,846	21,768
Infinera Corp.(a)(b)	6,462	28,045
InterDigital, Inc.	1,439	94,096
KVH Industries, Inc.(a)	499	4,890
Loral Space & Communications, Inc.(a)	601	22,129
Lumentum Holdings, Inc.(a)	3,186	197,436
NETGEAR, Inc.(a)	1,323	41,053
Plantronics, Inc.	1,406	72,381
Quantenna Communications, Inc.(a)(b)	1,484	36,135
Ribbon Communications, Inc.(a)	1,966	10,538
Ubiquiti Networks, Inc.	642	109,429
ViaSat, Inc.(a)	2,349	213,336
Viavi Solutions, Inc.(a)	9,668	128,584

		1,807,648

Construction & Engineering — 1.1%
AECOM(a)(b)	6,481	219,706
Aegion Corp.(a)	1,394	27,755
Arcosa, Inc.	2,056	64,003
Argan, Inc.	646	30,892
Comfort Systems USA, Inc.	1,549	83,801
Dycom Industries, Inc.(a)	1,279	63,426
EMCOR Group, Inc.	2,411	202,862
Fluor Corp.	5,938	235,917
Granite Construction, Inc.	1,864	83,675
Great Lakes Dredge & Dock Corp.(a)	2,227	22,782
HC2 Holdings, Inc.(a)	1,725	3,691
IES Holdings, Inc.(a)	277	4,850
Infrastructure and Energy Alternatives, Inc.(a)	674	3,060

Security	Shares	Value

Construction & Engineering (continued)
Jacobs Engineering Group, Inc.	5,364	$418,070
KBR, Inc.	6,050	134,431
MasTec, Inc.(a)	2,643	133,868
MYR Group, Inc.(a)	716	25,883
Northwest Pipe Co.(a)	411	9,852
NV5 Global, Inc.(a)(b)	404	25,589
Orion Group Holdings, Inc.(a)(b)	1,072	2,776
Primoris Services Corp.	1,773	38,864
Quanta Services, Inc.	6,163	250,218
Sterling Construction Co., Inc.(a)	1,315	17,831
Tutor Perini Corp.(a)(b)	1,637	32,691
Willscot Corp.(a)	1,693	22,805

		2,159,298

Construction Materials — 0.2%
Eagle Materials, Inc.	1,915	174,093
Forterra, Inc.(a)(b)	568	2,636
Summit Materials, Inc., Class A(a)	4,824	84,516
United States Lime & Minerals, Inc.	66	5,341
US Concrete, Inc.(a)	702	33,085

		299,671

Consumer Discretionary — 0.1%
Acushnet Holdings Corp.	1,474	37,159
American Outdoor Brands Corp.(a)	2,303	22,685
At Home Group, Inc.(a)(b)	1,880	44,161
Camping World Holdings, Inc., Class A(b)	1,476	22,022
SP Plus Corp.(a)	1,008	34,796

		160,823

Consumer Finance — 0.7%
Credit Acceptance Corp.(a)(b)	470	233,223
Curo Group Holdings Corp.(a)	500	6,660
Elevate Credit, Inc.(a)	653	2,925
Enova International, Inc.(a)	1,416	38,841
Ezcorp, Inc., Class A(a)	2,323	25,251
FirstCash, Inc.	1,826	178,364
Green Dot Corp., Class A(a)	2,037	129,900
I3 Verticals, Inc., Class A(a)	370	8,932
LendingClub Corp.(a)	13,742	43,700
Navient Corp.	10,618	143,449
Nelnet, Inc., Class A	789	45,801
OneMain Holdings, Inc.	3,274	111,218
PRA Group, Inc.(a)(b)	1,902	53,484
Regional Management Corp.(a)	350	8,670
Santander Consumer USA Holdings, Inc.	4,940	105,469
SLM Corp.	18,699	189,982

8

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
World Acceptance Corp.(a)	275	$35,747

		1,361,616

Containers & Packaging — 1.5%
AptarGroup, Inc.	2,653	295,120
Ardagh Group SA	667	9,258
Avery Dennison Corp.	3,691	408,409
Bemis Co., Inc.	3,861	221,698
Berry Global Group, Inc.(a)	5,581	328,163
Crown Holdings, Inc.(a)	5,496	319,482
Graphic Packaging Holding Co.	12,886	178,858
Greif, Inc., Class A	1,093	43,195
Greif, Inc., Class B	211	10,265
Myers Industries, Inc.	1,548	27,694
Owens-Illinois, Inc.	6,818	134,724
Packaging Corp. of America	3,973	393,963
Sealed Air Corp.	6,661	310,536
Silgan Holdings, Inc.	3,240	97,005
Sonoco Products Co.	4,217	265,924
UFP Technologies, Inc.(a)	222	8,081

		3,052,375

Distributors — 0.2%
Core-Mark Holding Co., Inc.	1,928	70,083
Funko, Inc., Class A(a)	454	9,003
Pool Corp.	1,695	311,439
Weyco Group, Inc.	265	9,092

		399,617

Diversified Consumer Services — 1.3%
2U, Inc.(a)	2,341	141,631
Adtalem Global Education, Inc.(a)	2,446	120,637
American Public Education, Inc.(a)	722	23,104
Bright Horizons Family Solutions, Inc.(a)	2,470	316,530
Career Education Corp.(a)	2,926	53,107
Carriage Services, Inc.	646	11,337
Chegg, Inc.(a)(b)	4,604	164,133
frontdoor, Inc.(a)	3,603	126,970
Graham Holdings Co., Class B	177	131,587
Grand Canyon Education, Inc.(a)	2,014	233,402
H&R Block, Inc.	8,834	240,373
Hillenbrand, Inc.	2,667	114,734
Houghton Mifflin Harcourt Co.(a)	4,531	32,306
K12, Inc.(a)	1,562	47,047
Laureate Education, Inc., Class A(a)	3,896	61,323
Matthews International Corp., Class A	1,339	53,640
Regis Corp.(a)	1,304	24,411
Service Corp. International	7,385	307,290
ServiceMaster Global Holdings, Inc.(a)	5,761	282,462
Sotheby’s(a)	1,431	60,360
Strategic Education, Inc.	885	126,865

Security	Shares	Value

Diversified Consumer Services (continued)
Weight Watchers International, Inc.(a)(b)	1,629	$33,264

		2,706,513

Diversified Financial Services — 0.7%
Cannae Holdings, Inc.(a)	2,984	76,599
FactSet Research Systems, Inc.	1,600	441,392
FGL Holdings	5,801	49,482
MarketAxess Holdings, Inc.	1,563	435,030
Marlin Business Services Corp.	321	6,995
Morningstar, Inc.	783	112,321
On Deck Capital, Inc.(a)	2,151	11,744
PICO Holdings, Inc.(a)	400	4,572
Tiptree, Inc., Class A	1,087	6,196
Voya Financial, Inc.	6,495	356,511

		1,500,842

Diversified Telecommunication Services — 0.4%
8x8, Inc.(a)	3,947	94,412
ATN International, Inc.	443	27,045
Cincinnati Bell, Inc.(a)	1,925	17,132
Cogent Communications Holdings, Inc.	1,794	99,083
Consolidated Communications Holdings, Inc.	2,968	15,315
Frontier Communications Corp.(a)(b)	4,836	13,783
Intelsat SA(a)(b)	2,405	48,677
Iridium Communications, Inc.(a)	4,062	111,542
Ooma, Inc.(a)	655	8,836
ORBCOMM, Inc.(a)(b)	3,301	23,899
pdvWireless, Inc.(a)	457	18,189
Vonage Holdings Corp.(a)	9,419	91,553
Zayo Group Holdings, Inc.(a)	9,686	303,075

		872,541

Electric Utilities — 1.3%
ALLETE, Inc.	2,189	178,294
Alliant Energy Corp.	10,131	478,487
El Paso Electric Co.	1,731	105,781
Hawaiian Electric Industries, Inc.	4,687	194,417
IDACORP, Inc.	2,160	213,883
MGE Energy, Inc.	1,475	99,990
OGE Energy Corp.	8,496	359,721
Otter Tail Corp.	1,720	88,236
Pinnacle West Capital Corp.	4,813	458,534
PNM Resources, Inc.	3,439	159,707
Portland General Electric Co.	3,864	202,126
Spark Energy, Inc., Class A	593	5,610
Unitil Corp.	636	36,195

		2,580,981

Electrical Equipment — 1.1%
Acuity Brands, Inc.	1,694	247,883
Allied Motion Technologies, Inc.	335	12,264
Atkore International Group, Inc.(a)	1,644	40,705
AZZ, Inc.	1,106	52,524

9

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Babcock & Wilcox Enterprises, Inc.(a)	959	$335
Brady Corp., Class A	2,085	101,727
Encore Wire Corp.	862	51,108
Energous Corp.(a)(b)	872	4,421
EnerSys	1,810	125,234
Enphase Energy, Inc.(a)(b)	3,602	36,164
Franklin Electric Co., Inc.	2,022	98,795
FuelCell Energy, Inc.(a)(b)	2,077	544
Generac Holdings, Inc.(a)	2,565	141,049
GrafTech International Ltd.	2,457	28,133
Hubbell, Inc.	2,336	298,074
II-VI, Inc.(a)	2,608	103,903
nVent Electric PLC	6,911	193,162
Plug Power, Inc.(a)	9,159	22,806
Powell Industries, Inc.	336	9,828
Preformed Line Products Co.	108	6,090
Regal-Beloit Corp.	1,883	160,206
Sensata Technologies Holding PLC(a)	6,890	344,087
Sunrun, Inc.(a)	4,086	62,148
Thermon Group Holdings, Inc.(a)	1,445	37,266
TPI Composites, Inc.(a)(b)	548	16,961
Vicor Corp.(a)	742	27,832

		2,223,249

Electronic Equipment, Instruments & Components — 3.4%
Agilysys, Inc.(a)	618	11,822
Anixter International, Inc.(a)	1,244	78,210
Arlo Technologies, Inc.(a)	3,365	13,359
Arrow Electronics, Inc.(a)	3,628	306,602
Avnet, Inc.	4,630	225,064
AVX Corp.	1,985	32,375
Badger Meter, Inc.	1,213	67,297
Belden, Inc.	1,722	95,657
Benchmark Electronics, Inc.	1,783	48,195
CDW Corp.	6,259	660,950
Cognex Corp.	7,058	355,935
Coherent, Inc.(a)	1,029	152,302
Control4 Corp.(a)	1,170	20,370
CTS Corp.	1,404	42,050
Daktronics, Inc.	1,372	10,400
Dolby Laboratories, Inc., Class A	2,660	172,075
Fabrinet(a)	1,521	92,051
FARO Technologies, Inc.(a)	719	40,444
Fitbit, Inc., Series A(a)	9,066	47,868
FLIR Systems, Inc.	5,720	302,817
Insight Enterprises, Inc.(a)	1,481	83,795
IntriCon Corp.(a)	333	7,782
Iteris, Inc.(a)(b)	1,012	4,392
Itron, Inc.(a)	1,449	77,753
Jabil, Inc.	6,505	196,516
KEMET Corp.	2,383	42,584
Keysight Technologies, Inc.(a)	7,992	695,544
Kimball Electronics, Inc.(a)	1,182	17,884

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Knowles Corp.(a)	3,759	$70,970
Littelfuse, Inc.	1,017	204,468
Maxwell Technologies, Inc.(a)(b)	1,725	7,573
Mercury Systems, Inc.(a)	1,991	145,383
Mesa Laboratories, Inc.(b)	152	35,977
Methode Electronics, Inc.	1,546	45,622
MTS Systems Corp.	771	42,390
Napco Security Technologies, Inc.(a)	473	11,721
National Instruments Corp.	4,716	222,124
nLight, Inc.(a)	898	23,465
Novanta, Inc.(a)	1,383	120,349
OSI Systems, Inc.(a)	719	64,803
PAR Technology Corp.(a)	429	10,172
Park Electrochemical Corp.	724	11,910
PC Connection, Inc.	461	17,131
Plexus Corp.(a)	1,319	79,377
Rogers Corp.(a)(b)	774	129,660
Sanmina Corp.(a)	2,855	96,842
ScanSource, Inc.(a)	1,076	40,511
SYNNEX Corp.	1,758	189,653
Tech Data Corp.(a)	1,585	168,977
Trimble, Inc.(a)	10,588	432,202
TTM Technologies, Inc.(a)(b)	3,904	51,689
Universal Display Corp.(b)	1,813	289,355
Vishay Intertechnology, Inc.	5,540	109,747
Vishay Precision Group, Inc.(a)	500	18,935
Zebra Technologies Corp., Class A(a)	2,247	474,432

		7,017,531

Energy Equipment & Services — 0.9%
Apergy Corp.(a)	3,298	130,898
Archrock, Inc.	5,489	55,494
Basic Energy Services, Inc.(a)(b)	788	1,986
Bristow Group, Inc.(a)(b)	1,182	597
C&J Energy Services, Inc.(a)	2,766	38,862
Cactus, Inc., Class A(a)	1,612	58,516
CARBO Ceramics, Inc.(a)	419	1,140
Covia Holdings Corp.(a)(b)	1,227	5,902
Dawson Geophysical Co.(a)	548	1,534
Diamond Offshore Drilling, Inc.(a)(b)	2,771	26,906
Dril-Quip, Inc.(a)(b)	1,445	62,944
Era Group, Inc.(a)	796	7,673
Exterran Corp.(a)	1,417	20,150
Forum Energy Technologies, Inc.(a)	3,590	21,468
Frank’s International NV(a)	3,088	18,034
FTS International, Inc.(a)	1,216	12,586
Helix Energy Solutions Group, Inc.(a)	6,013	47,022
Helmerich & Payne, Inc.	4,526	264,862
Independence Contract Drilling, Inc.(a)	2,442	6,911
ION Geophysical Corp.(a)(b)	461	5,896
Keane Group, Inc.(a)	2,195	23,026
Key Energy Services, Inc.(a)(b)	222	928
KLX Energy Services Holdings, Inc.(a)	902	25,301

10

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Liberty Oilfield Services, Inc., Class A	1,866	$27,822
Mammoth Energy Services, Inc.	422	6,579
Matrix Service Co.(a)	1,214	23,807
McDermott International, Inc.(a)	7,550	61,079
Nabors Industries Ltd.	14,852	51,982
Natural Gas Services Group, Inc.(a)	492	7,906
NCS Multistage Holdings, Inc.(a)	214	850
Newpark Resources, Inc.(a)	3,905	28,506
Nine Energy Service, Inc.(a)	685	13,789
Noble Corp. PLC(a)	10,543	27,728
Oceaneering International, Inc.(a)	4,199	80,621
Oil States International, Inc.(a)	2,571	49,672
Patterson-UTI Energy, Inc.	9,214	125,218
Pioneer Energy Services Corp.(a)	3,078	5,356
Profire Energy, Inc.(a)	676	1,068
ProPetro Holding Corp.(a)	2,995	66,279
Quintana Energy Services, Inc.(a)	68	324
RigNet, Inc.(a)	635	5,963
RPC, Inc.	2,458	25,293
SEACOR Holdings, Inc.(a)(b)	721	32,113
SEACOR Marine Holdings, Inc.(a)	594	8,067
Select Energy Services, Inc., Class A(a)	2,149	24,756
Smart Sand, Inc.(a)	1,111	4,366
Solaris Oilfield Infrastructure, Inc., Class A	1,157	19,657
Superior Energy Services, Inc.(a)	6,583	23,633
TETRA Technologies, Inc.(a)	5,146	12,247
Tidewater, Inc.(a)	1,160	26,100
Transocean Ltd.(a)	21,969	172,676
Unit Corp.(a)(b)	2,256	30,591
Weatherford International PLC(a)(b)	43,381	24,003

		1,826,687

Entertainment — 0.2%
AMC Entertainment Holdings, Inc., Class A	2,205	33,428
Live Nation Entertainment, Inc.(a)(b)	5,880	384,199

		417,627

Equity Real Estate Investment Trusts (REITs) — 9.8%
Acadia Realty Trust	3,451	97,456
Agree Realty Corp.	1,429	93,557
Alexander’s, Inc.	100	37,963
American Assets Trust, Inc.	1,543	71,271
American Campus Communities, Inc.	5,709	269,465
American Homes 4 Rent, Class A	11,094	266,034
Americold Realty Trust	6,689	214,115
Anworth Mortgage Asset Corp.	4,692	19,659
Apartment Investment & Management Co., Class A	6,302	311,067
Apollo Commercial Real Estate Finance, Inc.	5,325	99,790
Apple Hospitality REIT, Inc.	9,120	150,024
Arbor Realty Trust, Inc.	2,937	40,119

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Ares Commercial Real Estate Corp.	1,039	$15,793
Armada Hoffler Properties, Inc.	2,124	34,303
ARMOUR Residential REIT, Inc.	1,781	33,981
Ashford Hospitality Trust, Inc.	4,020	22,150
Blackstone Mortgage Trust, Inc., Class A	4,708	167,558
Bluerock Residential Growth REIT, Inc.	771	8,643
Brandywine Realty Trust	7,659	117,872
Brixmor Property Group, Inc.	12,753	228,024
BRT Apartments Corp.	240	3,367
Camden Property Trust	3,740	376,431
Capstead Mortgage Corp.	4,194	36,026
Catchmark Timber Trust, Inc., Class A	2,365	23,650
CBL & Associates Properties, Inc.	7,378	7,452
Cedar Realty Trust, Inc.	3,169	9,729
Chatham Lodging Trust	1,960	38,592
Cherry Hill Mortgage Investment Corp.	570	9,838
Chesapeake Lodging Trust	2,525	71,962
Chimera Investment Corp.	8,054	154,395
City Office REIT, Inc.	1,727	20,033
Clipper Realty, Inc.	506	6,603
Colony Capital, Inc.	20,807	106,948
Columbia Property Trust, Inc.	5,042	114,504
Community Healthcare Trust, Inc.	806	29,403
CoreCivic, Inc.	5,115	106,443
CorEnergy Infrastructure Trust, Inc.	591	22,334
CorePoint Lodging, Inc.	1,741	21,763
CoreSite Realty Corp.	1,563	171,008
Corporate Office Properties Trust	4,377	122,031
Cousins Properties, Inc.	17,731	169,686
CubeSmart	7,912	252,472
CyrusOne, Inc.	4,483	249,658
DiamondRock Hospitality Co.	8,808	95,655
Douglas Emmett, Inc.	6,826	281,163
Duke Realty Corp.	15,163	471,873
Dynex Capital, Inc.	2,979	18,172
Easterly Government Properties, Inc.	2,611	46,998
EastGroup Properties, Inc.	1,483	169,551
Empire State Realty Trust, Inc., Class A	6,011	92,930
EPR Properties	3,152	248,567
Equity Commonwealth	5,074	161,353
Equity LifeStyle Properties, Inc.	3,632	423,854
Farmland Partners, Inc.	1,124	7,373
First Industrial Realty Trust, Inc.	5,317	187,531
Four Corners Property Trust, Inc.	2,856	81,225
Franklin Street Properties Corp.	4,644	36,502
Gaming and Leisure Properties, Inc.	8,553	345,370
Geo Group, Inc.	5,090	101,902
Getty Realty Corp.	1,467	47,575
Gladstone Commercial Corp.	1,473	32,038
Gladstone Land Corp.	532	6,740
Global Net Lease, Inc.	3,152	60,109
Great Ajax Corp.	511	7,318
Healthcare Realty Trust, Inc.	5,228	161,441

11

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthcare Trust of America, Inc., Class A	8,704	$240,056
Hersha Hospitality Trust	1,575	29,248
Highwoods Properties, Inc.	4,379	195,216
Hospitality Properties Trust	6,844	177,944
Hudson Pacific Properties, Inc.	6,566	228,891
Independence Realty Trust, Inc.	3,858	40,856
Industrial Logistics Properties Trust	2,834	56,255
InfraREIT, Inc.(a)	1,949	41,026
Innovative Industrial Properties, Inc.(b)	393	33,460
Invesco Mortgage Capital, Inc.	5,145	83,966
Investors Real Estate Trust	574	34,601
Iron Mountain, Inc.	12,046	391,254
iStar, Inc.	2,929	25,394
JBG SMITH Properties	4,495	191,262
Jernigan Capital, Inc.	646	13,611
Kilroy Realty Corp.	4,157	319,715
Kimco Realty Corp.	17,534	304,916
Kite Realty Group Trust	3,632	57,349
Lamar Advertising Co., Class A	3,572	295,297
Lexington Realty Trust	9,237	83,780
Liberty Property Trust	6,298	312,633
Life Storage, Inc.	1,951	185,911
LTC Properties, Inc.	1,697	76,467
Macerich Co.	5,862	235,301
Mack-Cali Realty Corp.	3,885	90,443
MedEquities Realty Trust, Inc.	1,157	12,391
Medical Properties Trust, Inc.	15,403	268,936
MFA Financial, Inc.	19,626	147,391
Monmouth Real Estate Investment Corp.	3,766	51,745
National Health Investors, Inc.	1,712	129,136
National Retail Properties, Inc.	6,697	352,396
National Storage Affiliates Trust	2,434	71,219
New Residential Investment Corp.	16,948	284,896
New Senior Investment Group, Inc.	3,580	20,012
New York Mortgage Trust, Inc.	6,840	43,092
NexPoint Residential Trust, Inc.	759	28,455
NorthStar Realty Europe Corp.	1,984	35,375
Office Properties Income Trust	2,010	54,551
Omega Healthcare Investors, Inc.	8,441	298,727
One Liberty Properties, Inc.	603	17,065
Orchid Island Capital, Inc.	1,739	11,425
Outfront Media, Inc.	5,922	141,121
Paramount Group, Inc.	8,934	129,454
Park Hotels & Resorts, Inc.	8,534	273,771
Pebblebrook Hotel Trust	5,594	182,141
Pennsylvania Real Estate Investment Trust	3,046	18,337
PennyMac Mortgage Investment Trust(f)	2,527	53,067
Physicians Realty Trust	7,764	140,218
Piedmont Office Realty Trust, Inc., Class A	5,535	115,239

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
PotlatchDeltic Corp.	2,834	$109,562
Preferred Apartment Communities, Inc., Class A	1,750	27,370
PS Business Parks, Inc.	828	127,197
QTS Realty Trust, Inc., Class A	2,166	98,228
Rayonier, Inc.	5,469	173,860
Redwood Trust, Inc.	3,891	63,657
Regency Centers Corp.	6,393	429,418
Retail Opportunity Investments Corp.	4,763	83,591
Retail Properties of America, Inc., Class A	9,355	114,973
Retail Value, Inc.	549	18,392
Rexford Industrial Realty, Inc.	3,877	146,900
RLJ Lodging Trust	7,348	135,277
RPT Realty	3,377	40,963
Ryman Hospitality Properties, Inc.	1,871	148,932
Sabra Health Care REIT, Inc.	7,686	150,338
Safehold, Inc.	328	8,275
Saul Centers, Inc.	558	29,769
Senior Housing Properties Trust	10,058	80,766
Seritage Growth Properties, Class A	1,400	62,426
SITE Centers Corp.	6,550	86,722
Spirit MTA REIT	2,007	13,527
Spirit Realty Capital, Inc.	3,674	148,650
STAG Industrial, Inc.	4,067	117,048
Starwood Property Trust, Inc.	11,579	266,896
STORE Capital Corp.	8,189	272,857
Summit Hotel Properties, Inc.	4,398	51,061
Sun Communities, Inc.	3,577	440,257
Sunstone Hotel Investors, Inc.	9,675	139,320
Tanger Factory Outlet Centers, Inc.	3,875	69,983
Taubman Centers, Inc.	2,529	124,680
Terreno Realty Corp.	2,466	110,107
Tier REIT, Inc.	2,260	64,048
UMH Properties, Inc.	1,541	21,651
Uniti Group, Inc.	7,283	80,040
Universal Health Realty Income Trust	572	46,343
Urban Edge Properties	4,733	87,892
Urstadt Biddle Properties, Inc., Class A	1,342	29,430
VEREIT, Inc.	41,519	342,947
VICI Properties, Inc.	17,014	387,919
Washington Prime Group, Inc.	7,900	35,155
Washington Real Estate Investment Trust	3,451	97,456
Weingarten Realty Investors	5,121	148,202
Western Asset Mortgage Capital Corp.	1,923	20,230
Whitestone REIT	1,842	23,633
WP Carey, Inc.	6,773	537,234

12

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Xenia Hotels & Resorts, Inc.	4,770	$103,270

		20,049,876

Food & Staples Retailing — 0.6%
Andersons, Inc.	1,162	37,997
BJ’s Wholesale Club Holdings, Inc.(a)(b)	4,649	131,799
Casey’s General Stores, Inc.	1,538	203,554
Chefs’ Warehouse, Inc.(a)	933	30,491
Diplomat Pharmacy, Inc.(a)	2,409	13,442
Ingles Markets, Inc., Class A	663	18,199
Natural Grocers by Vitamin Cottage, Inc.(a)	304	3,764
Performance Food Group Co.(a)	4,291	175,717
PriceSmart, Inc.	940	56,222
Rite Aid Corp.(a)(b)	2,234	20,464
Smart & Final Stores, Inc.(a)	895	5,844
SpartanNash Co.	1,519	24,562
Sprouts Farmers Market, Inc.(a)	5,379	115,218
U.S. Foods Holding Corp.(a)	9,242	337,795
United Natural Foods, Inc.(a)	2,134	27,571
Village Super Market, Inc., Class A	336	9,872
Weis Markets, Inc.	448	18,838

		1,231,349

Food Products — 1.2%
Alico, Inc.	136	3,778
B&G Foods, Inc.	2,775	72,150
Cal-Maine Foods, Inc.	1,322	54,348
Calavo Growers, Inc.	671	64,289
Darling Ingredients, Inc.(a)	6,938	151,318
Dean Foods Co.	3,930	6,681
Farmer Bros Co.(a)(b)	315	6,350
Flowers Foods, Inc.	7,834	170,311
Fresh Del Monte Produce, Inc.	1,289	38,038
Freshpet, Inc.(a)(b)	1,134	50,645
Hain Celestial Group, Inc.(a)(b)	3,980	86,844
Hostess Brands, Inc.(a)	4,154	55,664
Ingredion, Inc.	2,839	268,995
J&J Snack Foods Corp.	628	98,709
John B Sanfilippo & Son, Inc.	398	28,700
Lamb Weston Holdings, Inc.	6,265	438,863
Lancaster Colony Corp.	816	121,347
Limoneira Co.	519	11,854
Pilgrim’s Pride Corp.(a)	2,259	60,790
Post Holdings, Inc.(a)	2,771	312,513
Sanderson Farms, Inc.	859	130,250
Seneca Foods Corp., Class A(a)	299	7,400
Simply Good Foods Co.(a)	2,553	57,340
Tootsie Roll Industries, Inc.	645	25,045

Security	Shares	Value

Food Products (continued)
TreeHouse Foods, Inc.(a)	2,320	$155,394

		2,477,616

Gas Utilities — 1.0%
Atmos Energy Corp.	4,789	490,106
Chesapeake Utilities Corp.	702	65,033
National Fuel Gas Co.	3,497	207,058
New Jersey Resources Corp.	3,666	183,593
Northwest Natural Holding Co.	1,180	78,930
ONE Gas, Inc.	2,223	196,780
RGC Resources, Inc.	226	6,260
South Jersey Industries, Inc.	3,830	123,020
Southwest Gas Holdings, Inc.	2,157	179,441
Spire, Inc.	2,054	172,926
UGI Corp.	7,362	401,303

		2,104,450

Health Care Equipment & Supplies — 2.9%
Accuray, Inc.(a)	3,844	15,914
AngioDynamics, Inc.(a)	1,567	32,186
Anika Therapeutics, Inc.(a)	577	18,377
Antares Pharma, Inc.(a)	6,241	16,788
AtriCure, Inc.(a)	1,549	46,501
Atrion Corp.	61	53,680
Avanos Medical, Inc.(a)	1,992	83,564
AxoGen, Inc.(a)	1,439	33,788
Axonics Modulation Technologies, Inc.(a)	357	7,211
Cantel Medical Corp.	1,567	108,029
Cardiovascular Systems, Inc.(a)	1,401	49,792
Cerus Corp.(a)	5,723	35,082
CONMED Corp.	1,071	85,712
Cooper Cos., Inc.	2,061	597,525
CryoLife, Inc.(a)	1,543	47,308
CryoPort, Inc.(a)(b)	1,290	18,150
Cutera, Inc.(a)	602	10,679
CytoSorbents Corp.(a)(b)	1,543	11,110
DexCom, Inc.(a)	3,720	450,380
ElectroCore, Inc.(a)	493	3,081
Endologix, Inc.(a)	469	3,011
FONAR Corp.(a)	222	4,404
GenMark Diagnostics, Inc.(a)(b)	2,065	14,951
Glaukos Corp.(a)	1,444	104,156
Globus Medical, Inc., Class A(a)	3,120	140,681
Haemonetics Corp.(a)	2,184	190,620
Helius Medical Technologies, Inc.(a)	650	1,592
Hill-Rom Holdings, Inc.	2,806	284,584
ICU Medical, Inc.(a)	655	149,012
Inogen, Inc.(a)	759	66,261
Insulet Corp.(a)(b)	2,515	216,919
Integra LifeSciences Holdings Corp.(a)	3,007	156,935
Invacare Corp.	1,385	10,249
iRadimed Corp.(a)	165	4,127
iRhythm Technologies, Inc.(a)	1,030	78,599

13

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Lantheus Holdings, Inc.(a)	1,537	$37,134
LeMaitre Vascular, Inc.	695	20,072
LivaNova PLC(a)	2,046	140,949
Masimo Corp.(a)	1,966	255,875
Meridian Bioscience, Inc.	1,854	21,340
Merit Medical Systems, Inc.(a)	2,258	126,854
Natus Medical, Inc.(a)	1,391	37,223
Neogen Corp.(a)	2,098	127,265
Neuronetics, Inc.(a)	533	8,885
Nevro Corp.(a)	1,242	76,644
Novocure Ltd.(a)(b)	3,153	138,953
NuVasive, Inc.(a)	2,166	131,260
Nuvectra Corp.(a)	732	6,910
Ocular Therapeutix, Inc.(a)	1,348	5,055
OraSure Technologies, Inc.(a)	2,582	24,426
Orthofix Medical, Inc.(a)	745	40,819
OrthoPediatrics Corp.(a)(b)	329	13,403
Oxford Immunotec Global PLC(a)	1,237	20,076
Pulse Biosciences, Inc.(a)(b)	389	6,232
Quidel Corp.(a)	1,447	92,521
Rockwell Medical, Inc.(a)(b)	1,931	9,288
RTI Surgical Holdings, Inc.(a)	1,973	10,674
SeaSpine Holdings Corp.(a)	753	11,092
Senseonics Holdings, Inc.(a)(b)	3,713	8,651
SI-BONE, Inc.(a)(b)	270	4,590
Sientra, Inc.(a)	1,089	9,169
STAAR Surgical Co.(a)	1,861	60,445
STERIS PLC(a)	3,565	466,944
Surmodics, Inc.(a)	554	24,066
Tactile Systems Technology, Inc.(a)	745	37,071
Tandem Diabetes Care, Inc.(a)	2,155	132,339
TransEnterix, Inc.(a)(b)	7,497	14,994
Utah Medical Products, Inc.	114	9,622
Vapotherm, Inc.(a)(b)	313	5,299
Varex Imaging Corp.(a)	1,638	53,792
Veracyte, Inc.(a)	1,194	27,307
ViewRay, Inc.(a)	2,805	19,523
West Pharmaceutical Services, Inc.	3,105	384,368
Wright Medical Group NV(a)	5,301	156,751

		5,928,839

Health Care Providers & Services — 1.7%
AAC Holdings, Inc.(a)(b)	361	581
Acadia Healthcare Co., Inc.(a)(b)	3,636	116,425
Addus HomeCare Corp.(a)	417	28,314
Amedisys, Inc.(a)	1,117	142,775
American Renal Associates Holdings, Inc.(a)	541	3,722
AMN Healthcare Services, Inc.(a)	1,934	100,684
Apollo Medical Holdings, Inc.(a)	95	1,838
BioScrip, Inc.(a)	5,028	9,654
BioTelemetry, Inc.(a)(b)	1,376	74,854
Brookdale Senior Living, Inc.(a)	7,949	49,125

Security	Shares	Value

Health Care Providers & Services (continued)
Capital Senior Living Corp.(a)	923	$3,877
Chemed Corp.	670	218,943
Community Health Systems, Inc.(a)	3,696	12,714
CorVel Corp.(a)	418	30,012
Cross Country Healthcare, Inc.(a)	1,278	9,010
Encompass Health Corp.	4,221	272,043
Ensign Group, Inc.	2,110	108,707
Genesis Healthcare, Inc.(a)	1,693	2,201
Guardant Health, Inc.(a)(b)	605	39,634
HealthEquity, Inc.(a)	2,289	155,080
Integer Holdings Corp.(a)	1,321	91,268
LHC Group, Inc.(a)	1,249	138,776
Magellan Health, Inc.(a)	632	44,240
MEDNAX, Inc.(a)	3,743	104,692
Molina Healthcare, Inc.(a)(b)	2,647	343,131
National Healthcare Corp.	511	38,545
National Research Corp., Class A	521	20,621
Owens & Minor, Inc.	2,590	8,832
Patterson Cos., Inc.	3,455	75,457
Penumbra, Inc.(a)(b)	1,301	174,985
PetIQ, Inc.(a)	671	18,432
Premier, Inc., Class A(a)	2,215	73,604
Providence Service Corp.(a)	477	31,639
Quorum Health Corp.(a)	1,922	3,940
R1 RCM, Inc.(a)	4,396	46,026
RadNet, Inc.(a)	1,765	21,374
Select Medical Holdings Corp.(a)	4,588	65,930
Surgery Partners, Inc.(a)(b)	700	7,581
Tenet Healthcare Corp.(a)	3,531	77,329
Tivity Health, Inc.(a)	1,977	42,743
Triple-S Management Corp., Class B(a)	933	21,198
U.S. Physical Therapy, Inc.	535	62,322
WellCare Health Plans, Inc.(a)	2,146	554,419

		3,447,277

Health Care Technology — 0.8%
Castlight Health, Inc., Class B(a)	3,068	11,444
Computer Programs & Systems, Inc.	478	14,526
Evolent Health, Inc., Class A(a)(b)	2,901	39,308
HealthStream, Inc.(a)	1,147	30,028
HMS Holdings Corp.(a)	3,521	107,144
Inovalon Holdings, Inc., Class A(a)	3,030	40,996
Inspire Medical Systems, Inc.(a)	623	32,203
Medidata Solutions, Inc.(a)	2,458	222,056
NantHealth, Inc.(a)(b)	491	339
NextGen Healthcare, Inc.(a)	2,286	42,954
Omnicell, Inc.(a)	1,645	132,192
Simulations Plus, Inc.	471	10,612
Tabula Rasa HealthCare, Inc.(a)	742	39,519
Teladoc Health, Inc.(a)	2,837	161,369
Veeva Systems, Inc., Class A(a)	5,312	742,989

14

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Vocera Communications, Inc.(a)	1,276	$40,641

		1,668,320

Hotels, Restaurants & Leisure — 2.7%
Aramark	10,375	322,455
BBX Capital Corp.	1,633	9,047
Biglari Holdings, Inc., Class A(a)(b)	2	1,474
Biglari Holdings, Inc., Class B(a)(b)	61	8,499
BJ’s Restaurants, Inc.	882	44,021
Bloomin’ Brands, Inc.	3,542	70,805
Bluegreen Vacations Corp.	220	3,344
Boyd Gaming Corp.	3,466	99,752
Braemar Hotels & Resorts, Inc.	1,064	14,790
Brinker International, Inc.	1,609	68,817
Caesars Entertainment Corp.(a)(b)	24,479	229,123
Carrols Restaurant Group, Inc.(a)	1,638	16,069
Century Casinos, Inc.(a)	1,449	13,186
Cheesecake Factory, Inc.	1,804	89,514
Choice Hotels International, Inc.	1,431	118,830
Churchill Downs, Inc.	1,485	149,762
Chuy’s Holdings, Inc.(a)	815	16,210
Cracker Barrel Old Country Store, Inc.	810	136,679
Dave & Buster’s Entertainment, Inc.	1,685	95,775
Del Frisco’s Restaurant Group, Inc.(a)	1,274	8,536
Del Taco Restaurants, Inc.(a)	1,530	15,377
Denny’s Corp.(a)	2,750	51,205
Dine Brands Global, Inc.	713	63,215
Domino’s Pizza, Inc.	1,766	477,844
Dunkin’ Brands Group, Inc.	3,508	261,802
El Pollo Loco Holdings, Inc.(a)	845	10,799
Eldorado Resorts, Inc.(a)(b)	2,776	137,051
Empire Resorts, Inc.(a)	81	1,128
Extended Stay America, Inc.	8,138	145,752
Fiesta Restaurant Group, Inc.(a)	1,056	13,369
Golden Entertainment, Inc.(a)	911	14,330
Habit Restaurants, Inc., Class A(a)	779	8,304
Hilton Grand Vacations, Inc.(a)	4,185	134,087
Hyatt Hotels Corp., Class A	1,699	130,364
International Game Technology PLC	4,249	62,163
International Speedway Corp., Class A	1,034	45,620
J Alexander’s Holdings, Inc.(a)	497	5,462
Jack in the Box, Inc.	1,102	84,964
Lindblad Expeditions Holdings, Inc.(a)	819	13,276
Marcus Corp.	833	31,337
Marriott Vacations Worldwide Corp.	1,656	174,923
Monarch Casino & Resort, Inc.(a)	467	19,936
Nathan’s Famous, Inc.	110	7,596
Noodles & Co.(a)	560	4,004
Papa John’s International, Inc.(b)	949	48,551
Penn National Gaming, Inc.(a)	4,720	102,282
Planet Fitness, Inc., Class A(a)	3,735	282,740
PlayAGS, Inc.(a)	952	22,962
Potbelly Corp.(a)(b)	878	7,814
RCI Hospitality Holdings, Inc.	372	8,470

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Red Lion Hotels Corp.(a)	667	$5,283
Red Robin Gourmet Burgers, Inc.(a)	615	19,698
Red Rock Resorts, Inc., Class A	2,909	78,485
Ruth’s Hospitality Group, Inc.	1,270	32,995
Scientific Games Corp., Class A(a)	2,344	54,217
SeaWorld Entertainment, Inc.(a)	2,342	62,344
Shake Shack, Inc., Class A(a)(b)	1,052	64,488
Six Flags Entertainment Corp.	3,099	164,526
Speedway Motorsports, Inc.	440	8,074
Texas Roadhouse, Inc.	2,857	154,307
Town Sports International Holdings, Inc.(a)	677	2,458
Vail Resorts, Inc.	1,708	390,876
Wendy’s Co.	7,882	146,684
Wingstop, Inc.	1,233	92,808
Wyndham Destinations, Inc.	4,049	176,374
Wyndham Hotels & Resorts, Inc.	4,190	233,467

		5,590,499

Household Durables — 1.4%
Bassett Furniture Industries, Inc.	398	7,068
Beazer Homes USA, Inc.(a)(b)	1,339	17,795
Cavco Industries, Inc.(a)	362	45,167
Century Communities, Inc.(a)	1,145	29,117
Ethan Allen Interiors, Inc.	853	18,851
Flexsteel Industries, Inc.	216	4,679
GoPro, Inc., Class A(a)(b)	4,944	29,219
Green Brick Partners, Inc.(a)	1,271	11,363
Hamilton Beach Brands Holding Co., Class A	176	3,186
Helen of Troy Ltd.(a)(b)	1,091	157,104
Hooker Furniture Corp.	582	17,349
Hovnanian Enterprises, Inc., Class A(a)	176	2,679
Installed Building Products, Inc.(a)	950	45,628
iRobot Corp.(a)	1,141	118,139
KB Home	3,599	93,250
La-Z-Boy, Inc.	1,977	64,846
Leggett & Platt, Inc.	5,666	223,014
LGI Homes, Inc.(a)	781	54,131
Lifetime Brands, Inc.	417	3,945
Lovesac Co.(a)	247	9,731
M/I Homes, Inc.(a)	1,243	35,015
MDC Holdings, Inc.	2,073	63,351
Meritage Homes Corp.(a)	1,659	84,858
NACCO Industries, Inc., Class A	174	7,115
New Home Co., Inc.(a)(b)	238	1,097
NVR, Inc.(a)	133	419,280
PulteGroup, Inc.	10,770	338,824
Roku, Inc.(a)	1,832	116,497
Skyline Champion Corp.	1,409	29,744
Sonos, Inc.(a)	658	7,185
Taylor Morrison Home Corp., Class A(a)	4,970	96,219
Tempur Sealy International, Inc.(a)(b)	1,987	122,002

15

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Toll Brothers, Inc.	5,701	$217,208
TopBuild Corp.(a)	1,496	106,560
TRI Pointe Group, Inc.(a)	5,836	76,160
Tupperware Brands Corp.	2,064	49,123
Turtle Beach Corp.(a)	335	3,430
Universal Electronics, Inc.(a)	573	21,803
Vuzix Corp.(a)(b)	986	2,337
William Lyon Homes, Class A(a)	1,487	25,071
ZAGG, Inc.(a)	991	8,166

		2,787,306

Household Products — 0.2%
Central Garden & Pet Co.(a)	367	9,902
Central Garden & Pet Co., Class A(a)	1,786	43,721
Energizer Holdings, Inc.	2,660	127,388
Oil-Dri Corp. of America	136	4,326
Spectrum Brands Holdings, Inc.	1,725	106,208
WD-40 Co.	579	97,417

		388,962

Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp.(a)	6,151	14,209
Clearway Energy, Inc., Class A	1,414	21,733
Clearway Energy, Inc., Class C	3,096	49,133
NRG Energy, Inc.	12,291	506,020
Ormat Technologies, Inc.	1,695	98,920
Pattern Energy Group, Inc., Class A	3,500	80,920
TerraForm Power, Inc., Class A	3,226	43,745
Vistra Energy Corp.	16,951	461,915
Vivint Solar, Inc.(a)	1,634	8,840

		1,285,435

Industrial Conglomerates — 0.4%
BWX Technologies, Inc.	4,243	216,817
Carlisle Cos., Inc.	2,496	352,984
Raven Industries, Inc.	1,524	59,299
Seaboard Corp.	11	49,451
Standex International Corp.	537	35,480

		714,031

Insurance — 3.6%
Alleghany Corp.(a)	619	406,609
Ambac Financial Group, Inc.(a)	1,820	34,034
American Equity Investment Life Holding Co.	3,777	111,082
American Financial Group, Inc.	3,046	315,352
American National Insurance Co.	360	40,784
AMERISAFE, Inc.	490	29,018
Argo Group International Holdings Ltd.	1,331	103,911
Assurant, Inc.	2,545	241,775
Assured Guaranty Ltd.	4,507	214,984
Axis Capital Holdings Ltd.	3,535	200,965
Brighthouse Financial, Inc.(a)(b)	5,103	213,254

Security	Shares	Value

Insurance (continued)
Brown & Brown, Inc.	10,159	$322,548
Citizens, Inc.(a)(b)	2,464	16,657
CNO Financial Group, Inc.	6,635	109,809
Crawford & Co., Class B	470	4,145
Donegal Group, Inc., Class A	535	7,222
eHealth, Inc.(a)	926	56,245
EMC Insurance Group, Inc.	408	13,101
Employers Holdings, Inc.	999	42,877
Enstar Group Ltd.(a)	512	90,757
Erie Indemnity Co., Class A	1,059	200,490
Everest Re Group Ltd.	1,732	407,886
FBL Financial Group, Inc., Class A	358	22,364
FedNat Holding Co.	466	7,582
First American Financial Corp.	4,685	267,326
Genworth Financial, Inc., Class A(a)	21,361	80,958
Global Indemnity Ltd.	439	13,521
Goosehead Insurance, Inc., Class A(b)	365	11,122
Greenlight Capital Re Ltd., Class A(a)	1,380	16,532
Hallmark Financial Services, Inc.(a)	614	7,049
Hanover Insurance Group, Inc.	1,826	220,234
HCI Group, Inc.	307	13,084
Health Insurance Innovations, Inc., Class A(a)(b)	529	12,336
Heritage Insurance Holdings, Inc.	949	12,944
Hilltop Holdings, Inc.	3,136	65,950
Horace Mann Educators Corp.	1,735	66,936
Independence Holding Co.	195	7,465
Investors Title Co.	61	10,304
James River Group Holdings Ltd.	1,094	46,189
Kemper Corp.	2,102	188,928
Kingstone Cos., Inc.	376	4,365
Kinsale Capital Group, Inc.	793	57,572
Maiden Holdings Ltd.	1,008	659
MBIA, Inc.(a)	3,897	37,684
Mercury General Corp.	1,210	65,074
National General Holdings Corp.	2,740	67,541
National Western Life Group, Inc., Class A	90	24,005
Navigators Group, Inc.	873	61,058
NI Holdings, Inc.(a)	680	10,900
Old Republic International Corp.	12,311	275,274
Primerica, Inc.	1,848	240,776
ProAssurance Corp.	2,238	83,992
Protective Insurance Corp., Class B	430	6,988
Reinsurance Group of America, Inc.	2,676	405,441
RenaissanceRe Holdings Ltd.	1,709	265,510
RLI Corp.	1,654	134,520
Safety Insurance Group, Inc.	668	62,071
Selective Insurance Group, Inc.	2,310	164,726
State Auto Financial Corp.	743	24,987
Stewart Information Services Corp.	987	41,957
Third Point Reinsurance Ltd.(a)	3,303	38,348
Torchmark Corp.	4,505	394,908

16

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Trupanion, Inc.(a)(b)	1,162	$38,114
United Fire Group, Inc.	841	36,676
United Insurance Holdings Corp.	1,025	15,703
Universal Insurance Holdings, Inc.	1,392	41,468
W.R. Berkley Corp.	6,069	372,030
White Mountains Insurance Group Ltd.	126	118,319

		7,344,995

Interactive Media & Services — 0.4%
Care.com, Inc.(a)	754	12,630
Cargurus, Inc.(a)	2,107	85,839
Cars.com, Inc.(a)	2,958	61,556
Match Group, Inc.	2,239	135,236
Meet Group, Inc.(a)	2,972	16,524
QuinStreet, Inc.(a)	1,987	28,354
Travelzoo(a)	191	3,356
TrueCar, Inc.(a)	3,953	25,457
Yelp, Inc.(a)	3,400	136,204
Zillow Group, Inc., Class A(a)	2,398	79,638
Zillow Group, Inc., Class C(a)(b)	5,175	172,845

		757,639

Internet & Direct Marketing Retail — 0.9%
1-800-Flowers.com, Inc., Class A(a)	1,073	22,844
Duluth Holdings, Inc., Class B(a)(b)	371	5,906
Etsy, Inc.(a)(b)	5,055	341,415
Gaia, Inc.(a)	473	5,004
Groupon, Inc.(a)	18,961	66,743
GrubHub, Inc.(a)(b)	3,856	257,542
Lands’ End, Inc.(a)	436	7,634
Leaf Group Ltd.(a)	511	4,287
Liberty Expedia Holdings, Inc., Class A(a)	2,312	107,323
Liberty TripAdvisor Holdings, Inc., Series A(a)	3,091	45,561
Liquidity Services, Inc.(a)	926	6,288
Overstock.com, Inc.(a)(b)	994	13,101
PetMed Express, Inc.	894	19,534
Quotient Technology, Inc.(a)	3,485	32,376
Remark Holdings, Inc.(a)(b)	693	873
Shutterfly, Inc.(a)	1,397	61,231
Shutterstock, Inc.	811	32,805
Stamps.com, Inc.(a)	762	65,380
TripAdvisor, Inc.(a)	4,422	235,383
Wayfair, Inc., Class A(a)(b)	2,435	394,835

		1,726,065

IT Services — 3.4%
Black Knight, Inc.(a)	6,079	342,977
Booz Allen Hamilton Holding Corp.	5,841	346,313
Brightcove, Inc.(a)	1,769	17,743
CACI International, Inc., Class A(a)	1,037	202,153
Carbonite, Inc.(a)	1,352	33,165
Cardtronics PLC, Class A(a)	1,682	60,148

Security	Shares	Value

IT Services (continued)
Cass Information Systems, Inc.	634	$31,275
Conduent, Inc.(a)	8,094	103,846
CoreLogic, Inc.(a)	3,465	140,714
CSG Systems International, Inc.	1,404	62,689
Endurance International Group Holdings, Inc.(a)	3,059	16,916
EPAM Systems, Inc.(a)	2,195	393,695
Euronet Worldwide, Inc.(a)	2,095	314,020
Everi Holdings, Inc.(a)	3,033	31,210
EVERTEC, Inc.	2,599	81,375
Evo Payments, Inc., Class A(a)	988	29,353
Exela Technologies, Inc.(a)	1,604	5,277
ExlService Holdings, Inc.(a)	1,407	83,576
Genpact Ltd.	6,409	232,647
GoDaddy, Inc., Class A(a)	7,174	584,681
GTT Communications, Inc.(a)(b)	1,796	75,342
Hackett Group, Inc.	1,135	17,422
Information Services Group, Inc.(a)	1,079	3,841
Internap Corp.(a)(b)	842	3,317
Jack Henry & Associates, Inc.	3,271	487,575
Leidos Holdings, Inc.	6,033	443,305
Limelight Networks, Inc.(a)	5,189	15,411
LiveRamp Holdings, Inc.(a)	2,880	167,990
ManTech International Corp., Class A	1,108	68,685
MAXIMUS, Inc.	2,690	198,119
MoneyGram International, Inc.(a)(b)	1,192	3,946
NIC, Inc.	2,713	46,826
Okta, Inc.(a)	3,700	384,911
Perficient, Inc.(a)	1,459	42,953
Perspecta, Inc.	6,085	140,442
PFSweb, Inc.(a)	384	1,774
Presidio, Inc.	1,459	21,914
PRGX Global, Inc.(a)	790	6,336
Sabre Corp.	11,861	246,234
Science Applications International Corp.	2,128	159,494
ServiceSource International, Inc.(a)	3,493	3,703
Switch, Inc., Class A	1,558	16,935
Teradata Corp.(a)	5,073	230,669
Travelport Worldwide Ltd.	5,373	84,249
TTEC Holdings, Inc.	605	22,058
Tucows, Inc., Class A(a)(b)	435	38,363
Twilio, Inc., Class A(a)	3,750	514,275
Unisys Corp.(a)(b)	2,147	24,068
Virtusa Corp.(a)	1,211	67,271
WEX, Inc.(a)	1,773	372,862

		7,024,063

Leisure Products — 0.4%
Brunswick Corp.	3,655	187,173
Callaway Golf Co.	3,973	69,766
Clarus Corp.	843	11,313
Escalade, Inc.	361	4,346
Johnson Outdoors, Inc., Class A	237	18,171
Malibu Boats, Inc., Class A(a)	865	36,001

17

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Marine Products Corp.	266	$4,035
MasterCraft Boat Holdings, Inc.(a)	825	20,410
Mattel, Inc.(a)	14,673	178,864
Nautilus, Inc.(a)	1,437	7,688
Polaris Industries, Inc.	2,471	238,204
Sturm Ruger & Co., Inc.	720	40,313
Vista Outdoor, Inc.(a)	2,430	20,971
YETI Holdings, Inc.(a)(b)	742	26,475

		863,730

Life Sciences Tools & Services — 1.3%
Accelerate Diagnostics, Inc.(a)(b)	1,155	22,523
Bio-Rad Laboratories, Inc., Class A(a)	900	270,837
Bio-Techne Corp.	1,585	324,275
Bruker Corp.	4,282	165,285
Cambrex Corp.(a)	1,400	60,228
Charles River Laboratories International, Inc.(a)	2,022	284,030
ChromaDex Corp.(a)	1,704	7,583
Enzo Biochem, Inc.(a)	1,603	5,563
Fluidigm Corp.(a)	1,376	18,906
Harvard Bioscience, Inc.(a)	1,463	5,662
Luminex Corp.	1,760	40,146
Medpace Holdings, Inc.(a)	939	52,744
NanoString Technologies, Inc.(a)	1,101	28,593
NeoGenomics, Inc.(a)(b)	3,469	72,259
Pacific Biosciences of California, Inc.(a)	5,906	43,645
PerkinElmer, Inc.	4,692	449,681
PRA Health Sciences, Inc.(a)	2,460	238,177
QIAGEN NV(a)(b)	9,470	368,951
Quanterix Corp.(a)	353	8,020
Syneos Health, Inc.(a)	2,647	124,224

		2,591,332

Machinery — 4.5%
Actuant Corp., Class A	2,629	67,250
AGCO Corp.	2,820	199,600
Alamo Group, Inc.	410	42,492
Albany International Corp., Class A	1,220	90,243
Allison Transmission Holdings, Inc.	4,860	227,740
Altra Industrial Motion Corp.	2,552	95,674
Astec Industries, Inc.	974	32,834
Barnes Group, Inc.	2,023	112,519
Blue Bird Corp.(a)	709	12,273
Briggs & Stratton Corp.	1,818	22,180
Chart Industries, Inc.(a)	1,303	115,016
CIRCOR International, Inc.(a)	732	24,683
Colfax Corp.(a)	3,632	109,577
Columbus McKinnon Corp.	945	37,195
Commercial Vehicle Group, Inc.(a)	1,253	11,177
Crane Co.	2,103	178,860
DMC Global, Inc.	606	41,996
Donaldson Co., Inc.	5,482	293,506

Security	Shares	Value

Machinery (continued)
Douglas Dynamics, Inc.	947	$35,759
Eastern Co.	189	5,417
Energy Recovery, Inc.(a)	1,277	12,425
EnPro Industries, Inc.	856	63,618
ESCO Technologies, Inc.	1,087	81,525
Federal Signal Corp.	2,528	72,731
Flowserve Corp.	5,530	271,136
FreightCar America, Inc.(a)	408	2,823
Gardner Denver Holdings, Inc.(a)(b)	5,384	181,710
Gates Industrial Corp. PLC(a)	1,939	31,179
Gencor Industries, Inc.(a)	326	3,935
Global Brass & Copper Holdings, Inc.	933	40,483
Gorman-Rupp Co.	767	25,541
Graco, Inc.	7,036	360,595
Graham Corp.	362	7,493
Greenbrier Cos., Inc.	1,336	47,468
Harsco Corp.(a)	3,397	76,908
Hurco Cos., Inc.	219	8,613
Hyster-Yale Materials Handling, Inc.	446	29,713
IDEX Corp.	3,262	511,025
ITT, Inc.	3,714	224,883
John Bean Technologies Corp.	1,307	143,496
Kadant, Inc.	468	45,906
Kennametal, Inc.	3,451	140,456
LB Foster Co., Class A(a)	358	7,693
Lincoln Electric Holdings, Inc.	2,669	232,924
Lindsay Corp.	460	39,100
Lydall, Inc.(a)	736	18,113
Manitex International, Inc.(a)	362	2,766
Manitowoc Co., Inc.(a)	1,540	27,504
Meritor, Inc.(a)	3,417	82,896
Middleby Corp.(a)	2,326	307,334
Milacron Holdings Corp.(a)	2,982	43,567
Miller Industries, Inc.	420	13,894
Mueller Industries, Inc.	2,411	70,329
Mueller Water Products, Inc., Series A	6,586	70,668
Navistar International Corp.(a)	2,094	71,489
NN, Inc.	1,827	16,516
Nordson Corp.	2,471	360,642
Omega Flex, Inc.	109	9,228
Oshkosh Corp.	2,992	247,109
Pentair PLC	6,672	260,141
Proto Labs, Inc.(a)	1,149	126,149
RBC Bearings, Inc.(a)	1,007	138,513
REV Group, Inc.	1,280	16,243
Rexnord Corp.(a)	4,418	126,355
Snap-on, Inc.	2,358	396,804
SPX Corp.(a)	1,859	67,853
SPX FLOW, Inc.(a)	1,798	64,620
Sun Hydraulics Corp.	1,218	63,750
Tennant Co.	766	50,847
Terex Corp.	2,814	93,791
Timken Co.	2,909	139,487

18

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Titan International, Inc.	1,771	$12,273
Toro Co.	4,406	322,299
TriMas Corp.(a)	2,008	62,107
Trinity Industries, Inc.	6,127	132,098
Twin Disc, Inc.(a)	263	4,981
Valmont Industries, Inc.	928	125,132
Wabash National Corp.	2,411	36,358
WABCO Holdings, Inc.(a)	2,221	294,149
Wabtec Corp.	5,626	416,718
Watts Water Technologies, Inc., Class A	1,174	100,483
Welbilt, Inc.(a)(b)	5,568	93,709
Woodward, Inc.	2,279	248,183

		9,154,468

Marine — 0.2%
Costamare, Inc.	1,776	10,727
Eagle Bulk Shipping, Inc.(a)	1,677	9,140
Genco Shipping & Trading Ltd.(a)	201	2,030
Kirby Corp.(a)	2,489	203,401
Matson, Inc.	1,784	70,664
Safe Bulkers, Inc.(a)	1,654	2,961
Scorpio Bulkers, Inc.	2,349	12,637

		311,560

Media — 1.9%
AMC Networks, Inc., Class A(a)	1,847	107,883
Beasley Broadcasting Group, Inc., Class A	182	668
Boston Omaha Corp., Class A(a)	247	5,817
Cable One, Inc.	182	193,017
Cardlytics, Inc.(a)(b)	170	2,652
Central European Media Enterprises Ltd., Class A(a)	2,800	11,088
Cinemark Holdings, Inc.	4,539	190,865
Clear Channel Outdoor Holdings, Inc., Class A(a)	1,208	5,907
Daily Journal Corp.(a)	43	9,589
Emerald Expositions Events, Inc.	1,076	15,118
Entercom Communications Corp., Class A	5,532	38,060
Entravision Communications Corp., Class A	2,420	6,945
Eros International PLC(a)(b)	1,584	13,749
EW Scripps Co., Class A	2,024	46,127
Fluent, Inc.(a)	1,589	11,171
Gannett Co., Inc.	4,815	44,924
GCI Liberty, Inc., Class A(a)	4,262	254,100
Gray Television, Inc.(a)	3,410	79,896
Hemisphere Media Group, Inc.(a)	576	8,415
IMAX Corp.(a)	2,307	56,245
Interpublic Group of Cos., Inc.	16,366	376,418
John Wiley & Sons, Inc., Class A	1,899	87,696
Liberty Latin America Ltd., Class A(a)	1,839	38,490
Liberty Latin America Ltd., Class C(a)	4,788	99,782

Security	Shares	Value

Media (continued)
Liberty Media Corp. — Liberty Formula One, Class A(a)	1,312	$49,541
Liberty Media Corp. — Liberty Formula One, Class C(a)	8,187	317,738
Liberty Media Corp. — Liberty Braves, Class A(a)	377	10,692
Liberty Media Corp. — Liberty Braves, Class C(a)	1,472	41,437
Lions Gate Entertainment Corp., Class A	2,047	29,866
Lions Gate Entertainment Corp., Class B	4,287	58,303
LiveXLive Media, Inc.(a)	1,347	6,695
Madison Square Garden Co., Class A(a)	780	243,703
MDC Partners, Inc., Class A(a)	2,329	4,891
Meredith Corp.	1,685	99,415
MSG Networks, Inc., Class A(a)(b)	2,537	58,427
National CineMedia, Inc.	3,315	23,139
New Media Investment Group, Inc.	2,563	27,399
New York Times Co., Class A	5,586	185,176
Nexstar Media Group, Inc., Class A	1,909	223,448
Reading International, Inc., Class A(a)	671	10,239
Saga Communications, Inc., Class A	117	3,753
Scholastic Corp.	1,211	48,295
Sinclair Broadcast Group, Inc., Class A	2,838	129,952
TechTarget, Inc.(a)	745	12,434
TEGNA, Inc.	9,303	148,104
TiVo Corp.	5,212	48,836
Tribune Media Co., Class A	3,762	173,804
Tribune Publishing Co.(a)	571	6,144
WideOpenWest, Inc.(a)	1,302	10,403
World Wrestling Entertainment, Inc., Class A	1,816	152,272

		3,828,728

Metals & Mining — 1.1%
AK Steel Holding Corp.(a)(b)	13,562	32,820
Alcoa Corp.(a)	8,054	214,881
Allegheny Technologies, Inc.(a)	5,333	132,898
Carpenter Technology Corp.	1,974	98,049
Century Aluminum Co.(a)(b)	2,186	18,384
Cleveland-Cliffs, Inc.	12,368	123,556
Coeur Mining, Inc.(a)	7,894	28,497
Commercial Metals Co.	4,938	85,378
Compass Minerals International, Inc.	1,431	82,125
Ferroglobe PLC(c)	897	—
Gold Resource Corp.	2,336	8,550
Haynes International, Inc.	442	14,281
Hecla Mining Co.	19,546	41,047
Kaiser Aluminum Corp.	666	65,534
Materion Corp.	842	48,861
Olympic Steel, Inc.	326	5,288
Ramaco Resources, Inc.(a)	82	551
Reliance Steel & Aluminum Co.	2,934	269,811
Royal Gold, Inc.	2,772	241,330

19

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Ryerson Holding Corp.(a)	675	$5,839
Schnitzer Steel Industries, Inc., Class A	1,110	26,329
Steel Dynamics, Inc.	9,364	296,651
SunCoke Energy, Inc.(a)	2,814	24,229
Synalloy Corp.	335	5,913
TimkenSteel Corp.(a)	1,865	18,911
U.S. Silica Holdings, Inc.	3,297	52,159
United States Steel Corp.	7,397	115,393
Universal Stainless & Alloy Products, Inc.(a)	310	4,461
Warrior Met Coal, Inc.	1,816	56,296
Worthington Industries, Inc.	1,777	71,311

		2,189,333

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AG Mortgage Investment Trust, Inc.	1,387	23,732
AGNC Investment Corp.	22,541	401,004
Colony Credit Real Estate, Inc.	3,575	55,555
Drive Shack, Inc.(a)	2,660	13,672
Exantas Capital Corp.	1,066	11,673
Front Yard Residential Corp.	2,167	21,475
Granite Point Mortgage Trust, Inc.	1,925	37,018
KKR Real Estate Finance Trust, Inc.	928	18,718
Ready Capital Corp.	685	10,350
TPG RE Finance Trust, Inc.	1,543	30,413
Two Harbors Investment Corp.	10,694	148,219

		771,829

Multi-Utilities — 0.3%
Avista Corp.	2,767	119,368
Black Hills Corp.	2,270	165,165
MDU Resources Group, Inc.	8,323	217,647
NorthWestern Corp.	2,109	147,314

		649,494

Multiline Retail — 0.7%
Big Lots, Inc.	1,691	62,838
Burlington Stores, Inc.(a)	2,831	478,184
Dillard’s, Inc., Class A	490	33,541
JC Penney Co., Inc.(a)(b)	13,695	18,762
Kohl’s Corp.	7,015	498,766
Nordstrom, Inc.	5,035	206,536
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,114	202,183

		1,500,810

Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc.(a)	3,710	47,562

Oil, Gas & Consumable Fuels — 2.2%
Abraxas Petroleum Corp.(a)	5,752	7,938
Adams Resources & Energy, Inc.	161	5,820
Alta Mesa Resources, Inc., Class A(a)	3,445	758
Amyris, Inc.(a)(b)	1,323	5,927
Antero Resources Corp.(a)	10,262	74,399

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Approach Resources, Inc.(a)(b)	864	$295
Arch Coal, Inc., Class A	739	71,668
Ardmore Shipping Corp.(a)	1,172	8,181
Berry Petroleum Corp.	2,355	26,753
Bonanza Creek Energy, Inc.(a)	885	21,302
California Resources Corp.(a)	1,912	40,305
Callon Petroleum Co.(a)(b)	9,680	72,697
Centennial Resource Development, Inc., Class A(a)	7,792	82,050
Chesapeake Energy Corp.(a)	44,842	130,490
Clean Energy Fuels Corp.(a)	5,970	18,746
CNX Resources Corp.(a)	8,352	74,834
CONSOL Energy, Inc.(a)	1,187	40,239
CVR Energy, Inc.	725	33,067
Delek US Holdings, Inc.	3,510	130,081
Denbury Resources, Inc.(a)	19,467	43,411
DHT Holdings, Inc.	4,372	23,303
Dorian LPG Ltd.(a)	873	7,001
Earthstone Energy, Inc., Class A(a)	661	4,429
Energy Fuels, Inc.(a)(b)	4,010	12,030
EP Energy Corp., Class A(a)	1,035	294
Evolution Petroleum Corp.	880	6,186
Extraction Oil & Gas, Inc.(a)	4,795	22,537
Frontline Ltd.(a)	3,223	26,396
GasLog Ltd.	1,753	27,399
Golar LNG Ltd.	4,017	78,492
Goodrich Petroleum Corp.(a)	250	3,423
Green Plains, Inc.	1,699	29,512
Gulfport Energy Corp.(a)	7,432	48,680
Halcon Resources Corp.(a)	6,353	8,259
Hallador Energy Co.	314	1,620
HighPoint Resources Corp.(a)	4,620	12,659
HollyFrontier Corp.	6,714	320,459
International Seaways, Inc.(a)	1,021	18,194
Isramco, Inc.(a)	44	5,102
Jagged Peak Energy, Inc.(a)	2,804	29,638
Kosmos Energy Ltd.	10,928	73,108
Laredo Petroleum, Inc.(a)	6,690	20,204
Lilis Energy, Inc.(a)	1,888	2,417
Matador Resources Co.(a)	4,478	88,172
Midstates Petroleum Co., Inc.(a)	417	5,325
Montage Resources Corp.(a)	291	3,236
Murphy Oil Corp.	6,934	188,882
Murphy USA, Inc.(a)(b)	1,262	107,863
NextDecade Corp.(a)	435	2,414
Nordic American Tankers Ltd.	6,663	14,259
Northern Oil and Gas, Inc.(a)	8,750	23,187
Oasis Petroleum, Inc.(a)	11,447	69,827
Overseas Shipholding Group, Inc., Class A(a)	2,465	4,486
Panhandle Oil and Gas, Inc., Class A	595	8,925
Par Pacific Holdings, Inc.(a)	1,408	27,512
Parsley Energy, Inc., Class A(a)	11,446	228,462

20

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PBF Energy, Inc., Class A	5,039	$169,210
PDC Energy, Inc.(a)(b)	2,828	122,990
Peabody Energy Corp.	3,290	94,653
Penn Virginia Corp.(a)	528	23,707
QEP Resources, Inc.(a)	10,100	75,952
Range Resources Corp.(b)	9,027	81,604
Renewable Energy Group, Inc.(a)	1,558	37,579
REX American Resources Corp.(a)	205	17,325
Ring Energy, Inc.(a)	2,761	14,302
Rosehill Resources, Inc.(a)	205	966
SandRidge Energy, Inc.(a)	1,091	9,121
Scorpio Tankers, Inc.	1,928	49,704
SemGroup Corp., Class A	3,434	44,848
Ship Finance International Ltd.	3,619	46,178
SilverBow Resources, Inc.(a)	271	4,916
SM Energy Co.	4,743	75,556
Southwestern Energy Co.(a)(b)	24,542	96,941
SRC Energy, Inc.(a)	10,331	63,536
Talos Energy, Inc.(a)	954	28,334
Targa Resources Corp.	9,671	388,291
Teekay Corp.(b)	3,238	13,470
Teekay Tankers Ltd., Class A	6,517	7,104
Tellurian, Inc.(a)(b)	3,745	35,577
Ultra Petroleum Corp.(a)(b)	6,019	2,530
Uranium Energy Corp.(a)	6,337	8,935
W&T Offshore, Inc.(a)	4,071	25,973
Whiting Petroleum Corp.(a)	3,828	104,849
World Fuel Services Corp.	2,783	85,856
WPX Energy, Inc.(a)	16,869	234,310
Zion Oil & Gas, Inc.(a)	1,330	743

		4,407,913

Paper & Forest Products — 0.2%
Boise Cascade Co.	1,640	45,412
Clearwater Paper Corp.(a)	729	14,704
Domtar Corp.	2,635	128,851
Louisiana-Pacific Corp.	6,011	150,576
Neenah, Inc.	703	47,699
PH Glatfelter Co.	1,844	29,098
Schweitzer-Mauduit International, Inc.	1,302	46,312
Verso Corp., Class A(a)	1,451	32,386

		495,038

Personal Products — 0.3%
Edgewell Personal Care Co.(a)	2,305	95,035
elf Beauty, Inc.(a)	776	9,925
Herbalife Nutrition Ltd.(a)	4,603	243,269
Inter Parfums, Inc.	742	53,788
Medifast, Inc.	493	72,318
Natural Health Trends Corp.	259	2,994
Nature’s Sunshine Products, Inc.(a)	227	2,043
Nu Skin Enterprises, Inc., Class A	2,360	120,053
Revlon, Inc., Class A(a)	354	7,558

Security	Shares	Value

Personal Products (continued)
USANA Health Sciences, Inc.(a)	535	$44,651

		651,634

Pharmaceuticals — 1.1%
Aclaris Therapeutics, Inc.(a)	1,425	8,978
Aerie Pharmaceuticals, Inc.(a)	1,541	58,789
Akcea Therapeutics, Inc.(a)(b)	572	14,351
Akorn, Inc.(a)	4,072	10,994
Amneal Pharmaceuticals, Inc.(a)	3,699	47,606
Amphastar Pharmaceuticals, Inc.(a)	1,641	35,429
Ampio Pharmaceuticals, Inc.(a)(b)	2,040	1,162
ANI Pharmaceuticals, Inc.(a)	323	22,927
Aquestive Therapeutics, Inc.(a)	446	2,547
Aratana Therapeutics, Inc.(a)	2,362	11,101
Arvinas Holding Co. LLC(a)	355	7,409
Assembly Biosciences, Inc.(a)	888	14,013
Assertio Therapeutics, Inc.(a)	2,581	10,763
Catalent, Inc.(a)	6,078	272,416
Clearside Biomedical, Inc.(a)(b)	845	1,048
Collegium Pharmaceutical, Inc.(a)(b)	1,244	17,329
Corcept Therapeutics, Inc.(a)	4,156	51,451
Corium International, Inc.	1,333	240
Cymabay Therapeutics, Inc.(a)	2,598	33,280
Dermira, Inc.(a)	1,434	15,903
Dova Pharmaceuticals, Inc.(a)(b)	424	3,901
Durect Corp.(a)(b)	6,186	3,412
Eloxx Pharmaceuticals, Inc.(a)	956	11,415
Endo International PLC(a)	9,472	71,040
Evolus, Inc.(a)(b)	397	9,679
Heska Corp.(a)	297	23,065
Horizon Pharma PLC(a)	7,615	194,411
Innovate Biopharmaceuticals, Inc.(a)(b)	476	766
Intersect ENT, Inc.(a)	1,293	42,010
Intra-Cellular Therapies, Inc.(a)	1,957	25,774
Jazz Pharmaceuticals PLC(a)	2,478	321,570
Kala Pharmaceuticals, Inc.(a)(b)	638	4,951
Lannett Co., Inc.(a)(b)	1,299	9,989
Liquidia Technologies, Inc.(a)	285	2,710
Mallinckrodt PLC(a)	3,481	53,816
Marinus Pharmaceuticals, Inc.(a)	1,948	9,623
Medicines Co.(a)(b)	2,967	94,796
Melinta Therapeutics, Inc.(a)(b)	200	876
Menlo Therapeutics, Inc.(a)	411	2,959
MyoKardia, Inc.(a)	1,447	69,427
Neos Therapeutics, Inc.(a)	2,273	5,478
Odonate Therapeutics, Inc.(a)	324	6,370
Omeros Corp.(a)(b)	1,976	37,228
Optinose, Inc.(a)(b)	853	8,496
Osmotica Pharmaceuticals PLC(a)	642	2,581
Pacira BioSciences, Inc.(a)	1,697	67,575
Paratek Pharmaceuticals, Inc.(a)(b)	1,044	5,752
Phibro Animal Health Corp., Class A	882	30,614
Prestige Consumer Healthcare, Inc.(a)(b)	2,225	65,459

21

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Reata Pharmaceuticals, Inc., Class A(a)	799	$62,690
resTORbio, Inc.(a)	317	2,552
Revance Therapeutics, Inc.(a)(b)	1,606	21,263
scPharmaceuticals, Inc.(a)(b)	178	579
Sienna Biopharmaceuticals, Inc.(a)	582	1,083
SIGA Technologies, Inc.(a)	2,146	11,245
Supernus Pharmaceuticals, Inc.(a)	2,085	76,582
Teligent, Inc.(a)(b)	1,583	1,551
TherapeuticsMD, Inc.(a)(b)	7,955	34,206
Theravance Biopharma, Inc.(a)	1,860	44,361
Tricida, Inc.(a)(b)	741	25,387
Verrica Pharmaceuticals, Inc.(a)	426	4,260
WaVe Life Sciences Ltd.(a)	848	22,497
Xeris Pharmaceuticals, Inc.(a)	816	8,323
Zogenix, Inc.(a)	1,789	69,753
Zomedica Pharmaceuticals Corp.(a)	1,476	621

		2,210,432

Producer Durables: Miscellaneous — 0.0%
PROS Holdings, Inc.(a)	1,350	69,174

Professional Services — 1.0%
Acacia Research Corp.(a)	169	537
ASGN, Inc.(a)	2,144	135,158
Barrett Business Services, Inc.	287	20,911
BG Staffing, Inc.	264	6,170
CBIZ, Inc.(a)	2,201	42,501
CRA International, Inc.	274	14,270
Exponent, Inc.	2,184	123,658
Forrester Research, Inc.	376	19,123
Franklin Covey Co.(a)	384	10,948
FTI Consulting, Inc.(a)(b)	1,599	135,883
GP Strategies Corp.(a)(b)	562	7,154
Heidrick & Struggles International, Inc.	822	29,411
Huron Consulting Group, Inc.(a)	955	46,155
ICF International, Inc.	766	59,648
Insperity, Inc.	1,624	194,165
Kelly Services, Inc., Class A	1,300	28,938
Kforce, Inc.	986	35,516
Korn Ferry	2,424	113,976
ManpowerGroup, Inc.	2,638	253,354
Mistras Group, Inc.(a)	624	8,555
Navigant Consulting, Inc.	1,791	40,889
Paylocity Holding Corp.(a)	1,230	118,756
Resources Connection, Inc.	1,377	22,115
Robert Half International, Inc.	5,056	313,927
TriNet Group, Inc.(a)	1,843	114,893
TrueBlue, Inc.(a)	1,723	41,628
Upwork, Inc.(a)	529	10,575
WageWorks, Inc.(a)	1,701	82,992

Security	Shares	Value

Professional Services (continued)
Willdan Group, Inc.(a)(b)	428	$16,919

		2,048,725

Real Estate Management & Development — 0.6%
Alexander & Baldwin, Inc.	2,964	70,010
Altisource Portfolio Solutions SA(a)	384	9,089
CareTrust REIT, Inc.	3,382	82,014
Consolidated-Tomoka Land Co.	132	8,184
Cushman & Wakefield PLC(a)	2,010	39,476
Essential Properties Realty Trust, Inc.	1,683	34,804
Forestar Group, Inc.(a)	458	8,826
FRP Holdings, Inc.(a)	312	15,815
Global Medical REIT, Inc.	622	6,344
Howard Hughes Corp.(a)	1,663	184,593
Jones Lang LaSalle, Inc.	1,936	299,248
Kennedy-Wilson Holdings, Inc.	5,389	116,079
Maui Land & Pineapple Co., Inc.(a)	141	1,688
Newmark Group, Inc., Class A	6,581	56,070
RE/MAX Holdings, Inc., Class A	786	34,057
Realogy Holdings Corp.	5,006	65,178
Redfin Corp.(a)(b)	3,390	70,105
RMR Group, Inc., Class A	323	18,682
St. Joe Co.(a)(b)	1,669	28,440
Stratus Properties, Inc.(a)	267	7,150
Tejon Ranch Co.(a)	1,022	17,630
Transcontinental Realty Investors, Inc.(a)	92	2,990
Trinity Place Holdings, Inc.(a)	516	2,023

		1,178,495

Road & Rail — 0.7%
AMERCO	297	110,832
ArcBest Corp.	1,089	33,280
Avis Budget Group, Inc.(a)	2,774	98,616
Covenant Transportation Group, Inc., Class A(a)	447	8,730
Daseke, Inc.(a)	1,478	7,627
Genesee & Wyoming, Inc., Class A(a)	2,491	220,827
Heartland Express, Inc.	2,036	40,069
Hertz Global Holdings, Inc.(a)	2,340	42,541
Knight-Swift Transportation Holdings, Inc.	5,383	179,523
Landstar System, Inc.	1,726	188,065
Marten Transport Ltd.	1,686	33,349
PAM Transportation Services, Inc.(a)	74	3,701
Ryder System, Inc.	2,236	140,868
Saia, Inc.(a)	1,092	70,314
Schneider National, Inc., Class B	2,096	43,806
Universal Logistics Holdings, Inc.	322	7,863
US Xpress Enterprises, Inc., Class A(a)	818	5,513
USA Truck, Inc.(a)	314	4,471
Werner Enterprises, Inc.	2,030	68,005

22

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
YRC Worldwide, Inc.(a)	1,184	$8,063

		1,316,063

Semiconductors & Semiconductor Equipment — 2.9%
Acacia Communications, Inc.(a)	1,179	68,240
ACM Research, Inc., Class A(a)	288	4,962
Adesto Technologies Corp.(a)(b)	1,111	7,077
Advanced Energy Industries, Inc.(a)	1,666	96,228
Advanced Micro Devices, Inc.(a)	39,991	1,104,951
Alpha & Omega Semiconductor Ltd.(a)	788	9,771
Ambarella, Inc.(a)	1,316	65,958
Amkor Technology, Inc.(a)	4,340	39,320
Aquantia Corp.(a)	809	7,694
Axcelis Technologies, Inc.(a)	1,426	30,360
AXT, Inc.(a)	1,499	8,544
Brooks Automation, Inc.	2,931	109,942
Cabot Microelectronics Corp.	1,195	150,869
CEVA, Inc.(a)	1,006	25,341
Cirrus Logic, Inc.(a)	2,538	120,758
Cohu, Inc.	1,669	24,751
Cree, Inc.(a)	4,359	288,086
Cypress Semiconductor Corp.	15,248	261,961
Diodes, Inc.(a)(b)	1,710	62,278
Entegris, Inc.	6,008	245,487
First Solar, Inc.(a)(b)	3,477	213,940
FormFactor, Inc.(a)	3,202	60,678
Ichor Holdings Ltd.(a)	850	21,403
Impinj, Inc.(a)	696	20,372
Inphi Corp.(a)(b)	1,868	85,293
Kopin Corp.(a)(b)	2,243	2,804
Lattice Semiconductor Corp.(a)	4,939	63,960
MACOM Technology Solutions Holdings, Inc.(a)(b)	1,972	27,391
Marvell Technology Group Ltd.	23,589	590,197
MaxLinear, Inc., Class A(a)	2,669	71,823
MKS Instruments, Inc.	2,265	206,138
Monolithic Power Systems, Inc.	1,752	272,804
Nanometrics, Inc.(a)	1,001	29,820
NeoPhotonics Corp.(a)	1,268	8,660
NVE Corp.	213	20,407
ON Semiconductor Corp.(a)(b)	17,776	409,915
PDF Solutions, Inc.(a)(b)	1,102	14,304
Photronics, Inc.(a)	2,886	26,955
Power Integrations, Inc.	1,223	96,641
Rambus, Inc.(a)	4,734	54,252
Rudolph Technologies, Inc.(a)	1,368	33,092
Semtech Corp.(a)	2,755	148,412
Silicon Laboratories, Inc.(a)	1,820	195,941
SMART Global Holdings, Inc.(a)	490	10,653
SunPower Corp.(a)(b)	2,692	19,436
Teradyne, Inc.	7,609	372,841
Ultra Clean Holdings, Inc.(a)	1,636	19,583
Veeco Instruments, Inc.(a)	2,094	25,505

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Xperi Corp.	2,052	$50,992

		5,906,790

Software — 6.5%
A10 Networks, Inc.(a)	2,535	16,376
ACI Worldwide, Inc.(a)	4,947	175,717
Alarm.com Holdings, Inc.(a)	1,307	92,640
Allscripts Healthcare Solutions, Inc.(a)(b)	7,436	73,393
Altair Engineering, Inc., Class A(a)	1,105	43,581
Alteryx, Inc., Class A(a)(b)	1,233	109,293
Amber Road, Inc.(a)	753	6,807
American Software, Inc., Class A	1,389	17,988
Anaplan, Inc.(a)	707	27,835
Appfolio, Inc., Class A(a)	638	61,956
Aspen Technology, Inc.(a)	2,977	362,926
Asure Software, Inc.(a)(b)	250	1,740
Avalara, Inc.(a)	1,166	68,642
Avaya Holdings Corp.(a)	4,404	84,028
Benefitfocus, Inc.(a)	1,189	48,428
Blackbaud, Inc.	2,020	160,166
Blackline, Inc.(a)	1,527	77,999
Bottomline Technologies DE, Inc.(a)	1,813	91,683
Box, Inc., Class A(a)	5,249	108,234
Cadence Design Systems, Inc.(a)	11,918	826,871
Carbon Black, Inc.(a)	1,679	23,069
Ceridian HCM Holding, Inc.(a)	2,067	109,861
ChannelAdvisor Corp.(a)	1,021	11,997
Cision Ltd.(a)	2,750	33,165
Cloudera, Inc.(a)(b)	8,468	94,249
CommVault Systems, Inc.(a)	1,668	87,737
Cornerstone OnDemand, Inc.(a)	2,334	127,553
Coupa Software, Inc.(a)	2,358	243,652
Digimarc Corp.(a)(b)	470	14,001
DocuSign, Inc.(a)	3,320	188,144
Domo, Inc., Class B(a)	702	26,894
Ebix, Inc.	1,022	51,591
eGain Corp.(a)	702	7,013
Elastic NV (a)	325	27,804
Envestnet, Inc.(a)(b)	1,876	133,177
ePlus, Inc.(a)	572	53,934
Everbridge, Inc.(a)	1,222	90,294
Fair Isaac Corp.(a)	1,226	342,973
FireEye, Inc.(a)	8,196	131,300
Five9, Inc.(a)	2,425	128,695
ForeScout Technologies, Inc.(a)	1,289	54,190
Fortinet, Inc.(a)	6,017	562,108
Glu Mobile, Inc.(a)	4,800	52,512
Guidewire Software, Inc.(a)(b)	3,472	369,768
HubSpot, Inc.(a)	1,581	291,679
Instructure, Inc.(a)(b)	1,352	58,244
j2 Global, Inc.	1,999	175,152
LivePerson, Inc.(a)	2,487	72,944
LogMeIn, Inc.	2,149	177,078

23

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Majesco(a)	155	$1,209
Manhattan Associates, Inc.(a)	2,780	187,511
MicroStrategy, Inc., Class A(a)	379	56,736
Mitek Systems, Inc.(a)	797	9,484
MobileIron, Inc.(a)	2,731	16,195
Model N, Inc.(a)	1,219	22,600
Monotype Imaging Holdings, Inc.	1,850	31,894
Netscout Systems, Inc.(a)	3,244	95,374
New Relic, Inc.(a)	1,929	203,008
Nuance Communications, Inc.(a)	12,123	204,030
Nutanix, Inc., Class A(a)	5,974	258,017
OneSpan, Inc.(a)	1,424	26,401
Park City Group, Inc.(a)	638	4,932
Paycom Software, Inc.(a)	2,057	416,604
Pegasystems, Inc.	1,609	120,691
Pluralsight, Inc., Class A(a)	2,286	81,130
Progress Software Corp.	1,919	87,526
Proofpoint, Inc.(a)	2,159	270,782
PTC, Inc.(a)	4,978	450,360
Q2 Holdings, Inc.(a)	1,571	118,485
QAD, Inc., Class A	489	22,919
Qualys, Inc.(a)	1,432	129,252
Rapid7, Inc.(a)(b)	1,573	85,477
RealPage, Inc.(a)	3,037	198,043
Rimini Street, Inc.(a)	253	1,285
RingCentral, Inc., Class A(a)	2,929	340,848
Rosetta Stone, Inc.(a)	878	22,143
SailPoint Technologies Holding, Inc.(a)	3,004	84,893
SecureWorks Corp., Class A(a)	307	5,962
ShotSpotter, Inc.(a)(b)	290	15,283
SolarWinds Corp.(a)(b)	981	19,179
SPS Commerce, Inc.(a)	720	74,693
SS&C Technologies Holdings, Inc.	9,132	617,871
SVMK, Inc.(a)	693	12,405
Tableau Software, Inc., Class A(a)(b)	3,055	372,130
Telaria, Inc.(a)	1,710	12,329
TeleNav, Inc.(a)	1,239	7,719
Tenable Holdings, Inc.(a)	1,240	44,516
Trade Desk, Inc., Class A(a)	1,414	313,173
Tyler Technologies, Inc.(a)	1,629	377,781
Ultimate Software Group, Inc.(a)	1,296	428,522
Upland Software, Inc.(a)	736	34,217
Varonis Systems, Inc.(a)	1,206	85,807
Verint Systems, Inc.(a)	2,747	165,891
Veritone, Inc.(a)(b)	209	1,294
VirnetX Holding Corp.(a)	2,450	15,631
Workiva, Inc.(a)	1,224	65,043
Yext, Inc.(a)	3,596	78,788
Zendesk, Inc.(a)	4,513	396,151
Zix Corp.(a)	2,298	18,729
Zscaler, Inc.(a)(b)	2,560	174,874

Security	Shares	Value

Software (continued)
Zynga, Inc., Class A(a)(b)	32,793	$185,608

		13,268,506

Specialty Retail — 1.8%
Aaron’s, Inc.	2,984	166,179
Abercrombie & Fitch Co., Class A	2,796	83,572
America’s Car-Mart, Inc.(a)	267	26,446
American Eagle Outfitters, Inc.	6,798	161,656
Asbury Automotive Group, Inc.(a)	853	68,394
Ascena Retail Group, Inc.(a)(b)	7,423	8,833
AutoNation, Inc.(a)(b)	2,331	97,739
Barnes & Noble Education, Inc.(a)	1,431	6,153
Barnes & Noble, Inc.	2,506	12,605
Bed Bath & Beyond, Inc.	5,639	94,228
Big 5 Sporting Goods Corp.(b)	454	1,194
BMC Stock Holdings, Inc.(a)	2,867	59,003
Boot Barn Holdings, Inc.(a)	1,202	34,606
Buckle, Inc.	1,235	22,823
Caleres, Inc.	1,773	46,506
Carvana Co.(a)(b)	1,366	97,751
Cato Corp., Class A	1,053	15,963
Chico’s FAS, Inc.	5,383	18,841
Children’s Place, Inc.	683	77,056
Citi Trends, Inc.	537	9,940
Conn’s, Inc.(a)(b)	866	22,403
Container Store Group, Inc.(a)(b)	598	5,167
Designer Brands, Inc.	2,892	64,347
Dick’s Sporting Goods, Inc.	3,093	114,441
Express, Inc.(a)	2,819	10,374
Five Below, Inc.(a)	2,303	337,136
Floor & Decor Holdings, Inc., Class A(a)(b)	2,477	118,946
Foot Locker, Inc.	4,798	274,494
Francesca’s Holdings Corp.(a)(b)	795	550
GameStop Corp., Class A	4,220	36,503
Genesco, Inc.(a)	832	37,282
GNC Holdings, Inc., Class A(a)(b)	2,984	6,624
Group 1 Automotive, Inc.	806	63,118
Guess?, Inc.	2,433	49,560
Haverty Furniture Cos., Inc.	653	15,554
Hibbett Sports, Inc.(a)	834	17,264
Hudson Ltd., Class A(a)	1,700	26,078
J. Jill, Inc.	556	3,119
Kirkland’s, Inc.(a)(b)	723	4,251
Lithia Motors, Inc., Class A	945	107,276
Lumber Liquidators Holdings, Inc.(a)(b)	1,197	15,824
MarineMax, Inc.(a)	933	16,132
Michaels Cos., Inc.(a)(b)	4,117	46,275
Monro, Inc.	1,353	113,422
National Vision Holdings, Inc.(a)	2,719	73,413
Office Depot, Inc.	23,499	56,398
Party City Holdco, Inc.(a)(b)	2,534	16,978
Penske Automotive Group, Inc.	1,443	66,263

24

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Pier 1 Imports, Inc.(a)(b)	3,153	$2,859
Rent-A-Center, Inc.(a)	1,917	47,791
RH(a)(b)	809	86,328
RTW RetailWinds, Inc.(a)(b)	745	1,728
Sally Beauty Holdings, Inc.(a)	5,073	89,792
Shoe Carnival, Inc.	433	15,441
Signet Jewelers Ltd.	2,210	51,228
Sleep Number Corp.(a)(b)	1,344	46,771
Sonic Automotive, Inc., Class A	1,135	22,961
Sportsman’s Warehouse Holdings, Inc.(a)	1,257	5,606
Systemax, Inc.	541	12,286
Tailored Brands, Inc.	2,097	17,091
Tile Shop Holdings, Inc.	1,560	7,582
Tilly’s, Inc., Class A	1,007	11,842
Urban Outfitters, Inc.(a)	3,199	95,106
Williams-Sonoma, Inc.	3,427	195,922
Winmark Corp.	87	16,056
Zumiez, Inc.(a)	808	21,517

		3,576,587

Technology Hardware, Storage & Peripherals — 0.5%
3D Systems Corp.(a)(b)	4,624	49,199
Avid Technology, Inc.(a)	1,084	8,239
Cray, Inc.(a)	1,783	46,822
Diebold Nixdorf, Inc.(a)	3,213	32,419
Eastman Kodak Co.(a)(b)	420	1,033
Electronics for Imaging, Inc.(a)	1,907	70,921
Immersion Corp.(a)	1,063	10,045
NCR Corp.(a)	5,055	146,342
Pure Storage, Inc., Class A(a)	7,003	160,089
Stratasys Ltd.(a)(b)	2,203	51,220
Synaptics, Inc.(a)	1,508	56,807
USA Technologies, Inc.(a)(b)	2,512	14,243
Xerox Corp.	8,606	287,096

		934,475

Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.(a)	5,949	262,232
Carter’s, Inc.	1,945	205,995
Columbia Sportswear Co.	1,304	130,361
Crocs, Inc.(a)	2,796	77,869
Culp, Inc.	407	8,352
Deckers Outdoor Corp.(a)	1,237	195,706
Fossil Group, Inc.(a)	1,935	25,290
G-III Apparel Group Ltd.(a)	1,837	79,266
Hanesbrands, Inc.	15,266	275,857
Movado Group, Inc.	684	24,385
Oxford Industries, Inc.	714	59,305
Ralph Lauren Corp.	2,242	295,002
Rocky Brands, Inc.	253	6,454
Skechers U.S.A., Inc., Class A(a)	5,581	176,694
Steven Madden Ltd.	3,689	134,095
Superior Group of Cos., Inc.	343	5,742

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Unifi, Inc.(a)	539	$10,888
Vera Bradley, Inc.(a)	851	10,450
Wolverine World Wide, Inc.	3,960	145,767

		2,129,710

Thrifts & Mortgage Finance — 1.3%
Axos Financial, Inc.(a)	2,474	80,949
Banc of California, Inc.	1,963	28,483
Berkshire Hills Bancorp, Inc.	1,747	52,392
Bridgewater Bancshares, Inc.(a)(b)	1,023	10,936
Brookline Bancorp, Inc.	3,331	50,132
Capitol Federal Financial, Inc.	5,366	74,051
Columbia Financial, Inc.(a)	2,169	34,400
Dime Community Bancshares, Inc.	1,380	27,807
Entegra Financial Corp.(a)	132	3,894
ESSA Bancorp, Inc.	306	4,685
Essent Group Ltd.(a)	4,085	193,833
Federal Agricultural Mortgage Corp., Class C	355	27,150
First Defiance Financial Corp.	954	28,152
Flagstar Bancorp, Inc.	1,254	44,830
Flushing Financial Corp.	1,282	28,973
FS Bancorp, Inc.	127	6,565
Greene County Bancorp, Inc.	142	4,391
Hingham Institution for Savings	65	12,026
Home Bancorp, Inc.	264	9,673
HomeStreet, Inc.(a)	1,067	30,025
Impac Mortgage Holdings, Inc.(a)	218	750
Kearny Financial Corp.	3,760	52,640
Ladder Capital Corp.	3,974	69,148
LendingTree, Inc.(a)	342	131,608
Luther Burbank Corp.	865	9,108
Malvern Bancorp, Inc.(a)	253	5,361
Merchants Bancorp	803	19,417
Meridian Bancorp, Inc.	2,218	38,194
Meta Financial Group, Inc.	1,231	31,711
MGIC Investment Corp.(a)	15,146	221,737
Mr Cooper Group, Inc.(a)	3,041	26,153
New York Community Bancorp, Inc.	19,735	229,518
NMI Holdings, Inc., Class A(a)	2,617	73,485
Northfield Bancorp, Inc.	1,638	24,570
Northwest Bancshares, Inc.	4,034	70,313
OceanFirst Financial Corp.	2,067	52,047
Ocwen Financial Corp.(a)	5,694	9,623
OP Bancorp	801	7,545
Oritani Financial Corp.	1,882	32,653
PCSB Financial Corp.	603	11,487
Ponce de Leon Federal Bank(a)	246	3,560
Provident Bancorp, Inc.(a)	177	4,336
Provident Financial Services, Inc.	2,682	71,127
Prudential Bancorp, Inc.	284	4,959
Radian Group, Inc.	9,150	214,293
Riverview Bancorp, Inc.	700	5,194
SI Financial Group, Inc.	377	5,399

25

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Southern Missouri Bancorp, Inc.	252	$8,455
Sterling Bancorp, Inc.	885	8,664
Territorial Bancorp, Inc.	349	10,104
TFS Financial Corp.	2,167	36,059
Timberland Bancorp, Inc.	244	7,613
TrustCo Bank Corp. NY	3,947	31,576
United Community Financial Corp.	2,302	21,201
United Financial Bancorp, Inc.	2,248	29,651
Walker & Dunlop, Inc.	1,170	64,291
Washington Federal, Inc.	3,520	116,653
Waterstone Financial, Inc.	1,184	19,607
Western New England Bancorp, Inc.	1,001	9,670
WSFS Financial Corp.	2,012	86,878

		2,629,705

Tobacco — 0.1%
22nd Century Group, Inc.(a)(b)	4,799	10,510
Pyxus International, Inc.(a)(b)	320	7,305
Turning Point Brands, Inc.	309	13,216
Universal Corp.	1,043	56,176
Vector Group Ltd.	4,468	42,580

		129,787

Trading Companies & Distributors — 1.1%
Air Lease Corp.	4,101	158,135
Aircastle Ltd.	2,347	46,752
Applied Industrial Technologies, Inc.	1,633	97,882
Beacon Roofing Supply, Inc.(a)	2,840	106,954
BlueLinx Holdings, Inc.(a)(b)	357	9,182
CAI International, Inc.(a)	723	17,952
DXP Enterprises, Inc.(a)	717	30,752
EVI Industries, Inc.(b)	146	5,329
Foundation Building Materials, Inc.(a)	442	6,007
GATX Corp.	1,581	121,942
General Finance Corp.(a)	688	6,398
GMS, Inc.(a)	1,493	26,307
H&E Equipment Services, Inc.	1,351	41,084
HD Supply Holdings, Inc.(a)	7,624	348,341
Herc Holdings, Inc.(a)	1,028	49,508
Kaman Corp.	1,154	71,444
Lawson Products, Inc.(a)	350	11,494
MRC Global, Inc.(a)(b)	3,600	62,388
MSC Industrial Direct Co., Inc., Class A	1,887	157,848
NOW, Inc.(a)	4,593	67,150
Rush Enterprises, Inc., Class A	1,336	56,660
Rush Enterprises, Inc., Class B	112	4,704
SiteOne Landscape Supply, Inc.(a)(b)	1,766	118,852
Textainer Group Holdings Ltd.(a)	971	9,312
Titan Machinery, Inc.(a)	714	12,281
Triton International Ltd.	2,212	72,885
Univar, Inc.(a)	5,387	120,292
Veritiv Corp.(a)	489	13,638
Watsco, Inc.	1,369	216,945

Security	Shares	Value

Trading Companies & Distributors (continued)
WESCO International, Inc.(a)	1,987	$113,736
Willis Lease Finance Corp.(a)	123	6,116

		2,188,270

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	3,351	135,749
Wesco Aircraft Holdings, Inc.(a)	2,439	20,585

		156,334

Water Utilities — 0.4%
American States Water Co.	1,585	112,804
Aqua America, Inc.	8,982	350,837
AquaVenture Holdings Ltd.(a)	451	8,772
Artesian Resources Corp., Class A	289	10,485
Cadiz, Inc.(a)(b)	775	7,936
California Water Service Group	2,086	105,114
Connecticut Water Service, Inc.	531	36,411
Consolidated Water Co. Ltd.	482	6,102
Evoqua Water Technologies Corp.(a)	3,292	44,837
Global Water Resources, Inc.	404	3,939
Middlesex Water Co.	704	40,825
Pure Cycle Corp.(a)	622	6,251
SJW Group	971	60,260
York Water Co.	519	17,662

		812,235

Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.(a)	1,738	39,522
Gogo, Inc.(a)(b)	2,501	13,155
NII Holdings, Inc.(a)	3,957	7,756
Shenandoah Telecommunications Co.	1,986	82,081
Spok Holdings, Inc.	604	8,365
Telephone & Data Systems, Inc.	4,266	136,000
United States Cellular Corp.(a)(b)	564	27,129

		314,008

Total Common Stocks — 99.3% (Cost — $176,689,421)		202,402,713

Investment Companies — 0.1%

United States — 0.1%
iShares Russell 2000 ETF(f)	640	101,306
iShares Russell Mid-Cap ETF(f)	1,818	101,735

Total Investment Companies — 0.1% (Cost — $178,108)		203,041

Total Long-Term Investments — 99.4% (Cost — $176,867,529)		202,605,754

Short-Term Securities — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(d)(e)(f)	10,425,966	$10,430,136

26

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(e)(f)	1,065,327	$1,065,327

Total Short-Term Securities — 5.6% (Cost — $11,492,387)		11,495,463

Total Investments — 105.0% (Cost — $188,359,916)		214,101,217

Liabilities in Excess of Other Assets — (5.0)%		(10,156,926)

Net Assets — 100.0%		$203,944,291

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	Annualized 7-day yield as of period end.
(f)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/ or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 07/31/18	Shares Purchased	Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,785,089	—	(359,123	)(c)	10,425,966	$10,430,136	$64,169	(b)	$261	$1,100
BlackRock Cash Funds: Treasury, SL Agency Shares	2,050,697	—	(985,370	)(c)	1,065,327	1,065,327	29,493		—	—
PennyMac Mortgage Investment Trust	1,345	1,182	—		2,527	53,067	3,095		—	4,070
iShares Russell 2000 ETF	2,292	13,156	(14,808)		640	101,306	2,395		2,122	(6,996)
iShares Russell Mid-Cap ETF	1,643	32,139	(31,964)		1,818	101,735	3,741		25,974	918

						$11,751,571	$102,893		$28,357	$(908)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Represents net shares sold.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

27

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
Russell 2000 E-Mini Index	6	06/21/19	$478	$3,281
S&P MidCap 400 E-Mini Index	3	06/21/19	592	2,631

				$5,912

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)

REIT	Real Estate Investment Trust

S&P	S&P Global Ratings

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

28

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Russell Small/Mid-Cap Index Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$202,402,166	$240	$307	$202,402,713
Investment Companies	203,041	—	—	203,041
Short-Term Securities	11,495,463	—	—	11,495,463

	$214,100,670	$240	$307	$214,101,217

Derivative Financial Instruments(b)
Assets:
Equity contracts	$5,912	$—	$—	$5,912

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

29